UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2668
Oppenheimer AMT-Free Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 07/30/2010

Item 1. Reports to Stockholders.
MANAGEMENT COMMENTARIES An Interview with Your Fund’s Portfolio Managers ANNUAL REPORT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron’s/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Tobacco—Master Settlement Agreement	19.0%
Special Assessment	13.7
Hospital/Health Care	11.5
Gas Utilities	7.2
Tax Increment Financing (TIF)	6.5
General Obligation	6.4
Higher Education	4.7
Education	3.7
Special Tax	3.5
Municipal Leases	3.1
Portfolio holdings are subject to change. Percentages are as of July 30, 2010, and are based on total assets.
Credit Allocation

	NRSRO-Rated	Manager-Rated	Total

AAA	8.8%	0.5%	9.3%
AA	13.9	0.5	14.4
A	15.8	0.0	15.8
BBB	22.8	15.6	38.4
BB or lower	8.4	13.7	22.1

Total	69.7%	30.3%	100.0%
The Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”), determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the Manager may use its own credit analysis to assign ratings in denominations similar to those of S&P.
The percentages above are based on the market value of the Fund’s securities as of 7/30/10 and are subject to change; market value does not include cash. AAA, AA, A and BBB are investment-grade ratings. More information about securities ratings is contained in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended July 30, 2010,1 followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. During the 12-month period ended July 30, 2010,1 prices in the municipal bond market generally rose, contributing to higher net asset values and highly favorable total returns for Oppenheimer AMT-Free Municipals. In all, the Class A shares produced a total return of 24.64% at net asset value for the reporting period (18.72% with sales charge).1 As of July 30, 2010, the distribution yield of this Fund’s Class A shares was 6.75% at NAV.1
     During the reporting period, Oppenheimer AMT-Free Municipals distributed 46.0 cents per Class A share, including a small amount of taxable income. The Fund’s monthly dividend for Class A shares was lowered twice during the 12-month period, falling to 3.6 cents per share, from 4.3 cents per share. The first occurred with the October 2009 payout while the second started with the May 2010 payout. However, our Fund had the highest distribution yield in the category as of July 31, 2010, according to Lipper Inc., an independent mutual fund rating service. This occurred even as the Fund experienced cuts to its dividend rate and, we believe, demonstrates the overriding power of the Rochester style of fund management.
     Oppenheimer AMT-Free Municipals held about 1,150 securities as of July 30, 2010. In general this reporting period, default rates on municipal bonds continued to be extremely low relative to the default rates on corporate fixed-income instruments.
     As the charts on pages 15 to 17 show, the Fund’s performance improved this reporting period, which was characterized by credit spread tightening and stronger investor demand. Credit spread tightening is typically more favorable to the sectors and types of securities this Fund favors than it is to the Fund’s benchmark. As spreads tighten, BBB-rated, lower-rated and unrated securities typically outperform other securities. The reverse is also true: widening spreads typically have the greatest negative effect on BBB-rated, lower-rated and unrated securities. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income and believe that this Fund’s investments offer structural advantages over the long term.
     The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed

1.	The Fund’s returns and yield have been calculated through July 30, 2010, the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. The Index’s return is calculated through July 31, 2010.
11 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
tobacco bonds accounted for 19.0% of the Fund’s total assets and comprised the Fund’s largest industry sector.2
     During the reporting period, tobacco bonds made a significant contribution to the Fund’s positive total return. This is notable because it occurred in the face of a 9.3% consumption decline in 2009, the largest one-year decline since the adoption of the MSA in 1998. The 61-cent increase in federal excise taxes passed by Congress in early 2009 was seen by many industry analysts as the leading reason for the decline. As a result, the sector saw many downgrades by the major rating agencies and a flurry of negative articles in the press.
     As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Although price and ratings volatility remain likely over the near term, we continue to believe that carefully researched MSA-backed bonds are fundamentally sound, and we are confident that these bonds will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.
     Oppenheimer AMT-Free Municipals remained invested in land development (or “dirt”) bonds, which are Special Assessment and Special Tax bonds that help finance the infrastructure needs of new real estate development. At the end of this reporting period, the Special Assessment and Special Tax sectors represented 13.7% and 3.5% of the Fund’s total assets, respectively. The Fund’s land development holdings typically offer attractive yields, which in turn can help the Fund generate high levels of tax-free income, as we have seen this reporting period.
     During the reporting period, the Florida dirt bond sector took a turn for the worse as a result of the national recession and the depressed Florida real estate market. Many of the Florida dirt bonds held by the Fund were unable to make their scheduled interest payments, which also resulted in depressed bond prices.
     Nevertheless, in our opinion, these bonds have several appealing characteristics for long-term shareholders willing to ride out the real estate cycle: their credit ratings typically improve over time, the debt service payments securing these bonds are on parity

2.	Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
12 | OPPENHEIMER AMT-FREE MUNICIPALS

with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whoever owns the land when the tax bill comes due. These characteristics give us confidence that most dirt bonds represent good values for our long-time shareholders.
     Tax increment financing (TIF) bonds constituted 6.5% of the Fund’s total assets at the end of the reporting period. Traditionally, this type of financing has been used for urban renewal projects. With the decline in the real estate market, we have been able to purchase or add to positions at tax-free yields that we believe to be highly attractive. During the reporting period the bonds in this sector made a positive contribution to the Fund’s total return.
     As of July 30, 2010, the Fund was invested in the hospital/health care sector, representing 11.5% of the Fund’s total assets. The overall fundamentals in this sector remained stable this reporting period, contributing to positive results.
     The Fund’s holdings in the Gas Utilities sector constituted 7.2% of the Fund’s total assets at the end of the reporting period. These gas bonds, which are guaranteed by diversified financial services companies, exist as a result of a municipality prepaying for future natural gas services. The bonds in this sector made a strong contribution to the Fund’s total return during the reporting period.
     The Fund also held 6.4% in General Obligation bonds as of the end of the reporting period. The difficult fiscal situations that have proven challenging to so many state and local government officials have created fear in the marketplace. As a result, we have been able to acquire General Obligation debt at attractive tax-free yields. Though fear remains prevalent, the holdings in this sector contributed to positive results this reporting period. We believe a distinct difference exists between a political budget crisis and an inability to pay debt.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. During this reporting period, inverse floaters provided attractive levels of tax-free income and contributed quite favorably to the Fund’s total return. This outcome illustrates why we continue to believe that “inverse floaters” belong in our fund portfolios.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our
13 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 30, 2010. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
14 | OPPENHEIMER AMT-FREE MUNICIPALS

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
Class A Shares Comparison of Change in Value of $10,000 Hypothetical Investments in:[1] Oppenheimer AMT-Free Municipals (Class A) Barclays Capital Municipal Bond Index Consumer Price Index Average Annual Total Returns of Class A Shares With Sales Charge of the Fund at 7/30/10 1-Year 18.72% 5-Year —3.74% 10-Year 1.67%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, and the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 18 for further information.

1.	The Fund’s returns have been calculated through July 30, 2010, the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. The indices’ returns are calculated through July 31, 2010.
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FUND PERFORMANCE DISCUSSION
Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
Class B Shares Comparison of Change in Value of $10,000 Hypothetical Investments in:[1] Oppenheimer AMT-Free Municipals (Class B) Barclays Capital Municipal Bond Index Consumer Price Index Average Annual Total Returns of Class B Shares With Sales Charge of the Fund at 7/30/10 1-Year 18.72% 5-Year —3.90% 10-Year 1.69%
16 | OPPENHEIMER AMT-FREE MUNICIPALS

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
Class C Shares Comparison of Change in Value of $10,000 Hypothetical Investments in:[1] Oppenheimer AMT-Free Municipals (Class C) Barclays Capital Municipal Bond Index Consumer Price Index Average Annual Total Returns of Class C Shares With Sales Charge of the Fund at 7/30/10 1-Year 22.82% 5-Year —3.55% 10-Year 1.37%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, and the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 18 for further information.

1.	The Fund’s returns have been calculated through July 30, 2010, the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. The indices’ returns are calculated through July 31, 2010.
17 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This annual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/27/76. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75% except where noted.
Class B shares of the Fund were first publicly offered on 3/16/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
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FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
19 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2010	July 30, 2010	July 30, 2010

Actual
Class A	$1,000.00	$1,035.10	$5.43
Class B	1,000.00	1,030.90	9.66
Class C	1,000.00	1,031.30	9.31

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.33	5.39
Class B	1,000.00	1,015.19	9.59
Class C	1,000.00	1,015.53	9.24
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.08%
Class B	1.92
Class C	1.85
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
20 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS July 30, 2010*

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes — 117.4%
Alabama—1.4%
$30,000	AL 21st Century Authority Tobacco Settlement	5.500%	12/01/2021	$29,897
50,000	AL DCH Health Care Authority (Health Care Facilities)[1]	5.000	06/01/2021	50,010
15,000	AL HFA (Pelican)[1]	6.550	03/20/2030	15,008
12,000,000	AL Public School & College Authority[2]	5.000	05/01/2029	14,671,080
1,325,000	AL Space Science Exhibit Finance Authority[1]	6.000	10/01/2025	1,110,496
3,000,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	2,976,240
35,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.625	11/15/2015	35,990
15,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.875	11/15/2024	15,057
400,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125	12/01/2025	384,784
15,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.500	06/01/2022	15,012
90,000	Birmingham, AL Special Care Facilities Financing Authority (Daughters of Charity)[1]	5.000	11/01/2025	90,275
235,000	Cooperative District, AL Fort Deposit[1]	6.000	02/01/2036	176,776
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750	02/01/2029	3,628,065
6,250,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	7.000	02/01/2036	6,513,750
185,000	Fayette, AL Waterworks	5.250	10/01/2016	185,117
280,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[1]	5.100	05/01/2016	284,777
10,000	Jefferson County, AL Sewer	4.500	02/01/2012	5,279
100,000	Jefferson County, AL Sewer	5.000	02/01/2018	39,651
150,000	Jefferson County, AL Sewer	5.000	02/01/2020	59,252
4,060,000	Jefferson County, AL Sewer	5.375	02/01/2027	1,553,234
35,000	Jefferson County, AL Sewer	5.625	02/01/2018	13,869
280,000	Jefferson County, AL Sewer	5.625	02/01/2022	113,084
1,950,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.000	06/01/2026	1,768,962
5,000,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.250	06/01/2037	4,376,350

				38,112,015

Alaska—1.4%
10,000	AK HFC[1]	5.200	06/01/2021	10,101
40,000	AK HFC (Veterans Mtg.)[1]	6.150	06/01/2039	40,038
8,000,000	AK HFC, Series A2	5.000	12/01/2033	8,038,640
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STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Alaska Continued
$750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)	6.150%	08/01/2031	$225,855
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)	5.875	12/01/2027	382,734
29,090,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2032	21,991,458
11,005,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2046	7,116,163

				37,804,989

Arizona—4.9%
1,000,000	Buckeye, AZ Watson Road Community Facilities District[1]	5.750	07/01/2022	883,020
1,415,000	Buckeye, AZ Watson Road Community Facilities District[1]	6.000	07/01/2030	1,169,356
200,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	153,598
365,950	Central AZ Irrigation & Drain District, Series A1	6.000	06/01/2013	366,462
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450	07/15/2021	287,917
200,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625	07/15/2025	183,412
600,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800	07/15/2030	549,012
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900	07/15/2022	982,865
330,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	313,490
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	473,090
496,000	Festival Ranch, AZ Community Facilities District[1]	5.750	07/01/2032	406,938
595,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	546,632
250,000	Gladden Farms, AZ Community Facilities District[1]	5.500	07/15/2031	200,250
800,000	Litchfield Park, AZ Community Facility District[1]	6.375	07/15/2026	755,296
1,145,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	1,094,322
2,000,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.625	01/01/2034	1,626,600
500,000	Maricopa County, AZ IDA (Immanuel Campus Care)[1]	8.500	04/20/2041	467,025
1,500,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	11/01/2018	1,340,550
785,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	603,995
835,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500	07/01/2022	797,709
200,000	Marley Park, AZ Community Facilities District[1]	5.300	07/15/2031	158,654
460,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300	07/01/2030	351,491
375,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	297,476
980,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	823,112
750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	774,458
5,425,000	Phoenix, AZ IDA (Christian Care)[1]	5.500	07/01/2035	4,870,131
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	423,995
375,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.300	07/01/2031	348,146
1,380,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.500	07/01/2023	1,371,582
1,315,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.750	07/01/2031	1,289,660
115,000	Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)	6.300	07/01/2031	132,259
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Principal
Amount		Coupon	Maturity	Value

Arizona Continued
$1,500,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500%	07/01/2037	$1,283,430
1,830,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,638,710
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	434,240
1,200,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.375	06/01/2036	989,880
12,400,000	Pima County, AZ IDA (Metro Police Facility)[2]	5.375	07/01/2039	12,807,340
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	459,340
120,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2033	98,153
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	205,000
2,845,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	2,023,905
500,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670	12/01/2027	429,730
650,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750	12/01/2037	530,699
1,000,000	Pima County, AZ IDA (Valley Academy)[1]	6.500	07/01/2038	999,930
500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	410,130
18,385,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2037	16,390,595
510,000	Salt Verde, AZ Financial Corp.[1]	5.250	12/01/2028	495,062
29,030,000	Salt Verde, AZ Financial Corp.[1]	5.500	12/01/2037	26,796,722
30,200,000	Salte Verde, AZ Financial Corp.[1]	5.000	12/01/2032	27,563,540
55,000	Show Low Bluff, AZ Community Facilities District Special Assessment[1]	5.200	07/01/2017	50,625
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	1,408,074
3,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350	07/15/2031	2,395,860
4,775,000	Verrado, AZ Community Facilities District No. 1[1]	6.500	07/15/2027	4,530,854
1,775,000	Vistancia, AZ Community Facilities District[1]	6.750	07/15/2022	1,858,851
500,000	Westpark, AZ Community Facilities District[1]	5.250	07/15/2031	393,960

				128,237,133

Arkansas—0.1%
300,000	Arkadelphia, AR Public Education Facilities Board (Ouachita Baptist University)[1]	5.375	03/01/2038	298,062
2,515,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[1]	6.250	02/01/2038	2,095,724

				2,393,786

California—24.0%
2,800,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	2,894,416
1,400,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	1,397,480
1,370,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2027	1,057,284
4,410,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2037	3,093,439
23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$20,000	Beaumont, CA Financing Authority, Series B1	5.875%		09/01/2023	$20,064
2,750,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)[1]	6.000		09/01/2037	2,804,010
18,330,000	CA Access to Loans for Learning Student Loan Corp.[3,4]	7.000		01/01/2036	9,276,263
16,500,000	CA County Tobacco Securitization Agency	5.714	[5]	06/01/2046	580,800
7,000,000	CA County Tobacco Securitization Agency	6.500	[5]	06/01/2046	246,400
6,000,000	CA County Tobacco Securitization Agency	6.650	[5]	06/01/2046	204,120
129,820,000	CA County Tobacco Securitization Agency	6.700	[5]	06/01/2050	2,650,924
7,875,000	CA County Tobacco Securitization Agency	7.234	[5]	06/01/2033	915,311
38,650,000	CA County Tobacco Securitization Agency	7.550	[5]	06/01/2055	353,261
8,000,000	CA County Tobacco Securitization Agency	7.750	[5]	06/01/2046	281,600
100,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[6]	06/01/2028	77,584
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[6]	06/01/2036	3,602,450
160,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[6]	06/01/2046	112,662
9,060,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	6,752,146
2,715,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	2,023,408
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	3,879,750
21,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	16,635,990
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650	[5]	06/01/2046	2,807,670
15,000,000	CA Dept. of Veterans Affairs Home Purchase[2]	4.500		12/01/2023	14,939,700
1,750,000	CA Educational Facilities Authority (Fresno Pacific University)[1]	6.750		03/01/2019	1,765,243
7,855,000	CA GO1	5.750		04/01/2031	8,409,013
11,000,000	CA GO1	6.000		03/01/2033	11,933,790
5,000,000	CA GO1	6.000		11/01/2035	5,370,150
25,605,000	CA GO1	6.000		04/01/2038	27,423,723
12,925,000	CA GO1	6.000		11/01/2039	13,901,742
41,375,000	CA GO1	6.500		04/01/2033	46,624,660
4,335,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2036	3,214,923
2,500,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2045	2,285,275
70,970,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[6]	06/01/2037	43,078,080
1,185,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2033	905,636
1,980,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2045	1,809,938
5,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2045	5,272,300
26,235,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	16,938,890
10,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	7,122,600
414,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.973	[5]	06/01/2047	13,276,980
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[5]	06/01/2047	3,064,600
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[2]	5.750		07/01/2039	20,994,400
24 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

California Continued
$20,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[2]	5.250%	11/15/2046	$19,889,000
2,400,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[1]	5.250	11/15/2046	2,386,680
25,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	25,076
590,000	CA Independent Cities Lease Finance Authority (Morgan Hill-Hacienda Valley)[1]	5.950	11/15/2039	559,473
2,500,000	CA M-S-R Energy Authority[1]	6.500	11/01/2039	2,746,650
5,000,000	CA M-S-R Energy Authority[1]	6.500	11/01/2039	5,493,300
30,000,000	CA M-S-R Energy Authority[1]	7.000	11/01/2034	34,716,900
2,000,000	CA Municipal Finance Authority (CHCC/FCHMC/FHH/SHF Obligated Group)[1]	5.500	02/01/2039	1,874,320
750,000	CA Municipal Finance Authority (Eisenhower Medical Center)[7]	5.750	07/01/2040	748,875
250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500	11/01/2039	267,970
2,500,000	CA Public Works[1]	5.750	03/01/2030	2,589,275
5,375,000	CA Public Works[1]	6.000	03/01/2035	5,564,738
12,570,000	CA Public Works[1]	6.125	11/01/2029	13,423,754
2,500,000	CA Public Works[1]	6.375	11/01/2034	2,673,550
25,750,000	CA Public Works[1]	6.625	11/01/2034	28,118,743
2,500,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	2,586,175
2,000,000	CA Statewide CDA (Aspire Public Schools)[1]	6.000	07/01/2040	2,010,380
2,100,000	CA Statewide CDA (Sutter Health Obligated Group)[1]	5.625	08/15/2042	2,115,414
1,615,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2027	1,133,924
200,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.500	09/01/2029	203,536
5,015,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2036	3,170,433
500,000	Chino, CA Community Facilities District SpecialTax No. 2009-19-1[1]	6.750	09/01/2040	507,625
2,000,000	Corona-Norco, CA Unified School District Community Facilities No. 04-1[1]	5.200	09/01/2036	1,601,260
2,000,000	Corona-Norco, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/01/2036	1,552,940
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625	09/01/2039	573,182
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.200	09/01/2027	836,150
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.250	09/01/2037	1,567,400
25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$970,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.250%		09/01/2037	$662,093
420,000	Hemet, CA Unified School District[1]	5.050		09/01/2026	373,603
250,000	Hemet, CA Unified School District[1]	5.125		09/01/2036	208,433
500,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.750		09/01/2039	429,325
60,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.625	[5]	06/01/2036	3,020,400
120,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[5]	06/01/2047	1,422,000
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000	[5]	06/01/2057	1,283,932
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[5]	06/01/2057	1,078,740
2,345,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.000		09/01/2027	2,111,063
5,175,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.150		09/01/2037	4,498,058
745,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 14[1]	6.200		09/01/2037	651,927
1,425,000	Jurupa, CA Community Services “District Special Tax Community Facilities District No. 14[1]	6.200		09/01/2037	1,246,975
1,685,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 17[1]	5.200		09/01/2036	1,430,043
150,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 29[1]	8.250		09/01/2029	160,563
250,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 29[1]	8.625		09/01/2039	270,190
175,000	Jurupa, CA Public Financing Authority[7]	6.000		09/01/2028	176,173
155,000	Jurupa, CA Public Financing Authority[7]	6.000		09/01/2029	155,223
135,000	Jurupa, CA Public Financing Authority[7]	6.000		09/01/2030	134,371
150,000	Jurupa, CA Public Financing Authority[7]	6.000		09/01/2031	147,870
205,000	Jurupa, CA Public Financing Authority[7]	6.000		09/01/2032	201,304
25,000	Lake Elsinore, CA Public Financing Authority[1]	6.375		10/01/2033	24,596
1,270,000	Lake Elsinore, CA Special Tax[1]	5.150		09/01/2025	1,142,771
1,245,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2030	1,068,011
2,450,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2035	2,036,587
200,000	Lake Elsinore, CA Special Tax[1]	5.350		09/01/2036	168,158
1,000,000	Lake Elsinore, CA Special Tax Community Facilities District No. 2006-3[1]	6.625		09/01/2039	1,020,070
650,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3[1]	5.250		09/01/2029	438,412
1,000,000	Lancaster, CA Financing Authority (School District)[1]	5.000		02/01/2026	885,200
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation[1]	5.250		07/01/2030	3,878,071
15,000,000	Los Angeles, CA Community College District[2]	5.000		08/01/2033	15,418,200
12,000,000	Los Angeles, CA Dept. of Airports, Series A2	5.250		05/15/2039	12,571,200
26 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,000,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.125%		12/01/2024	$1,997,060
4,175,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta Airlines)[1]	6.350		11/01/2025	3,958,025
16,000,000	Los Angeles, CA Unified School District[2]	5.250		07/01/2034	16,820,287
365,000	Menifee, CA Union School District Special Tax Community Facilities District No. 2006-3[1]	5.000		09/01/2037	278,663
2,500,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150		09/01/2036	1,917,225
5,000,000	Moreno Valley, CA Community Redevel. Agency	5.000		08/01/2032	4,517,850
660,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2027	538,679
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2037	942,100
5,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.500		06/01/2045	3,432,450
4,250,000	Oakland, CA GO1	6.000		01/15/2034	4,568,920
955,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)[7]	5.750		10/01/2030	952,651
7,000,000	Palomar Pomerado, CA Health Care District COP[1]	6.625		11/01/2029	7,601,370
1,000,000	Palomar Pomerado, CA Health Care District COP[1]	6.750		11/01/2039	1,093,380
570,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2026	478,412
1,590,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2037	1,213,901
660,000	Perris, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2037	503,884
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.350		09/01/2036	1,059,395
2,700,000	Riverside, CA (Recovery Zone Facility) COP[1]	5.500		03/01/2040	2,738,232
5,000,000	Sacramento County, CA Airport[1]	6.000		07/01/2041	5,362,300
1,620,000	San Gorgonio, CA Memorial Health Care District[1]	7.000		08/01/2027	1,804,388
7,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.625		03/01/2018	6,659,590
24,150,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	15,504,300
13,675,000	Southern CA Tobacco Securitization Authority	6.400	[5]	06/01/2046	465,224
47,250,000	Southern CA Tobacco Securitization Authority	7.100	[5]	06/01/2046	1,296,540
5,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	3,668,000
940,000	Stockton, CA Public Financing Authority, Series A1	5.000		09/01/2016	904,647
645,000	Stockton, CA Public Financing Authority, Series A1	5.000		09/01/2018	607,268
5,135,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2031	4,103,943
235,000	Temecula Valley, CA Unified School District Community Facilities District No. 2004[1]	5.000		09/01/2037	194,216
27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450%		09/01/2026	$1,176,020
1,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	518,680
10,500,000	University of California (Regents Medical Center)[2]	5.000		05/15/2037	10,850,175
16,000,000	University of California (Regents Medical Center)[2]	5.250		05/15/2039	17,241,600
100,000	Victor Valley, CA Union High School District[1]	5.050		09/01/2025	86,793
1,160,000	Victor Valley, CA Union High School District[1]	5.100		09/01/2035	896,622
2,025,000	Westside, CA Union School District Community Facilities District Special Tax No. 2005-2[1]	5.000		09/01/2036	1,532,662

					634,734,412

Colorado—2.6%
185,000	Arkansas River, CO Power Authority[1]	5.000		10/01/2043	160,867
500,000	CO Andonea Metropolitan District No. 2[1]	6.125		12/01/2025	419,880
1,000,000	CO Andonea Metropolitan District No. 3[1]	6.250		12/01/2035	766,440
2,800,000	CO Arista Metropolitan District[1]	6.750		12/01/2035	2,064,104
4,415,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250		12/01/2032	3,616,106
945,000	CO Central Marksheffel Metropolitan District[1]	7.250		12/01/2029	938,659
6,700,000	CO Compark Business Campus Metropolitan District[1]	5.600		12/01/2034	5,303,519
500,000	CO Copperleaf Metropolitan District No. 2[1]	5.850		12/01/2026	378,305
625,000	CO Copperleaf Metropolitan District No. 2[1]	5.950		12/01/2036	433,488
500,000	CO Crystal Crossing Metropolitan District[1]	6.000		12/01/2036	349,290
10,000	CO Deer Creek Metropolitan District[1]	5.000		12/01/2026	10,155
125,000	CO E-470 Public Highway Authority	6.814	[5]	09/01/2025	49,036
500,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)[1]	5.625		12/01/2036	412,610
300,000	CO Educational and Cultural Facilities Authority (Crown Point Charter School)[1]	5.000		07/15/2039	283,779
2,250,000	CO Educational and Cultural Facilities Authority (Free Horizon Charter School)[1]	6.125		06/15/2040	2,369,903
5,000,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	6.000		07/01/2042	2,851,900
10,000	CO Educational and Cultural Facilities Authority (University of Northern Colorado)[1]	5.000		07/01/2031	9,684
500,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750		12/01/2036	364,365
1,000,000	CO Elkhorn Ranch Metropolitan District[1]	6.375		12/01/2035	801,010
500,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	394,245
10,000	CO Health Facilities Authority (Denver Options)[1]	5.375		02/01/2022	8,652
30,000	CO Health Facilities Authority (Denver Options)[1]	5.625		02/01/2032	24,886
10,000	CO Health Facilities Authority (National Jewish Medical & Research Center)[1]	5.375		01/01/2023	9,791
28 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$500,000	CO Heritage Todd Creek Metropolitan District[1]	5.500%		12/01/2037	$345,920
500,000	CO High Plains Metropolitan District[1]	6.250		12/01/2035	383,220
333,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	240,203
13,000,000	CO Hsg. & Finance Authority (Single Family)[2]	5.500		11/01/2029	13,824,590
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	484,280
480,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	360,542
500,000	CO Liberty Ranch Metropolitan District[1]	6.250		12/01/2036	381,935
625,000	CO Madre Metropolitan District No. 2[1]	5.500		12/01/2036	381,250
2,770,000	CO Murphy Creek Metropolitan District No. 3	6.000		12/01/2026	1,419,043
2,850,000	CO Murphy Creek Metropolitan District No. 3	6.125		12/01/2035	1,460,084
2,665,000	CO North Pines Metropolitan District[1]	6.750		12/01/2036	2,174,800
1,945,000	CO North Range Metropolitan District No. 1[1]	5.000		12/15/2024	1,355,860
1,250,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,149,663
500,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	389,140
1,000,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	839,760
1,875,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	1,477,163
125,000	CO Potomac Farms Metropolitan District[1]	0.000	[6]	12/01/2023	116,131
750,000	CO Potomac Farms Metropolitan District[1]	7.250		12/01/2037	558,465
485,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	423,982
815,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	645,659
750,000	CO Regency Metropolitan District[1]	5.750		12/01/2036	549,038
15,000	CO Ridges Metropolitan District Mesa County[1]	6.100		10/15/2013	15,051
1,000,000	CO Serenity Ridge Metropolitan District No. 2	7.500		12/01/2034	480,000
270,000	CO Silver Dollar Metropolitan District[1]	5.100		12/01/2030	217,871
500,000	CO Silver Peaks Metropolitan District[1]	5.750		12/01/2036	355,835
1,000,000	CO Sorrell Ranch Metropolitan District	5.940		12/15/2036	834,500
681,000	CO Tallgrass Metropolitan District[1]	5.250		12/01/2037	547,810
540,000	CO Tallyns Reach Metropolitan District No. 3[1]	5.100		12/01/2026	496,649
500,000	CO Traditions Metropolitan District No. 2[1]	5.750		12/01/2036	360,665
1,129,000	CO Wheatlands Metropolitan District[1]	6.000		12/01/2025	935,704
500,000	CO Wheatlands Metropolitan District[1]	6.125		12/01/2035	383,040
250,000	CO Woodmen Heights Metropolitan District No. 1	6.750		12/01/2020	229,910
4,500,000	CO Woodmen Heights Metropolitan District No. 1	7.000		12/01/2030	3,862,845
10,000,000	Ebert, CO Metropolitan District[1]	5.350		12/01/2037	7,150,700
175,000	Fairplay, CO Sanitation District[1]	5.250		12/15/2031	141,951
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000		12/01/2018	185,906
2,570,000	Loveland, CO Special Assessment[1]	5.625		07/01/2029	1,947,212
25,000	Public Authority for CO (Natural Gas Energy)[1]	6.250		11/15/2028	26,858
500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	511,440
29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$30,000	University of Colorado Hospital Authority[1]	5.200%		11/15/2017	$30,038
20,000	University of Colorado Hospital Authority[1]	5.250		11/15/2022	20,011

					69,715,398

Connecticut—0.3%
75,000	CT Devel. Authority (Church Homes)[1]	5.800		04/01/2021	74,993
785,000	CT H&EFA (Bridgeport Hospital)[1]	6.625		07/01/2018	795,299
35,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[1]	5.250		07/01/2015	35,059
15,000	CT H&EFA (DKH)	5.375		07/01/2016	15,042
220,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375		07/01/2026	220,189
230,000	CT H&EFA (Ethel Walker School)[1]	6.000		07/01/2039	229,048
15,000	CT H&EFA (Lawrence & Memorial Hospital)[1]	5.000		07/01/2013	15,024
50,000	CT H&EFA (Middlesex Hospital)[1]	5.125		07/01/2017	50,043
10,000	CT H&EFA (Sacred Heart University)[1]	5.000		07/01/2028	9,848
60,000	CT HFA[1]	5.600		06/15/2017	60,087
500,000	Georgetown, CT Special Taxing District	5.125		10/01/2036	256,440
10,150,000	Mashantucket, CT Western Pequot Tribe, Series B	5.750		09/01/2027	5,201,672

					6,962,744

Delaware—0.2%
3,900,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	2,737,059
1,000,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2025	739,170
630,000	Kent County, DE Student Hsg. (Delaware State University Student Hsg. Foundation)[1]	5.000		07/01/2030	429,975
2,310,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	1,669,922

					5,576,126

District of Columbia—0.6%
720,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	715,327
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[5]	06/15/2046	1,798,076
304,205,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.924	[5]	06/15/2046	9,305,631
6,500,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	1.060	[5]	10/01/2041	4,853,225

					16,672,259

Florida—15.9%
770,000	Aberdeen, FL Community Devel. District	5.250		11/01/2015	419,573
755,000	Aberdeen, FL Community Devel. District	5.500		05/01/2036	413,393
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750		12/01/2030	109,801
30 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,000,000	Amelia Concourse, FL Community Devel. District3,[4]	5.750%	05/01/2038	$784,520
700,000	Amelia Walk, FL Community Devel. District Special Assessment[3]	5.500	05/01/2037	350,581
13,325,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250	05/01/2016	11,406,200
1,130,000	Arlington Ridge, FL Community Devel. District	5.500	05/01/2036	451,209
105,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing)[1]	6.000	10/01/2029	88,900
1,385,000	Avelar Creek, FL Community Devel. District[1]	5.375	05/01/2036	1,014,249
435,000	Avignon Villages, FL Community Devel. District[3,4]	5.300	05/01/2014	108,359
250,000	Avignon Villages, FL Community Devel. District[3,4]	5.400	05/01/2037	62,275
395,000	Bahia Lakes, FL Community Devel. District[1]	5.450	05/01/2037	290,961
1,580,000	Bainebridge, FL Community Devel. District[1]	5.500	05/01/2038	1,073,784
65,000	Baker County, FL Hospital Authority[1]	5.300	12/01/2023	55,474
1,815,000	Bay Laurel Center, FL Community Devel. District[1]	5.450	05/01/2037	1,556,235
1,485,000	Baywinds, FL Community Devel. District[1]	5.250	05/01/2037	775,645
1,200,000	Beacon Lakes, FL Community Devel. District Special Assessment[1]	6.200	05/01/2038	1,052,700
50,000	Boynton Beach, FL Multifamily Hsg. (Clipper Cove Apartments)[1]	5.300	01/01/2023	47,173
1,950,000	Boynton Village, FL Community Devel. District Special Assessment[1]	6.000	05/01/2038	1,479,368
2,450,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.500	11/01/2029	2,528,694
10,975,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.750	11/01/2039	11,312,042
25,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[1]	5.625	04/01/2034	25,084
200,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	5.625	10/01/2027	192,012
195,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000	10/01/2025	194,988
1,300,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	901,238
2,960,000	Century Gardens at Tamiami, FL Community Devel. District (Century Gardens at Tamiami)[3]	6.125	05/01/2012	1,775,911
6,650,000	Century Gardens at Tamiami, FL Community Devel. District (Century Gardens at Tamiami)[3]	6.250	05/01/2037	3,792,296
3,400,000	Chapel Creek, FL Community Devel. District Special Assessment[3,4]	5.500	05/01/2038	1,118,940
1,500,000	City Center, FL Community Devel. District[3]	6.000	05/01/2038	663,030
1,675,000	Clearwater Cay, FL Community Devel. District[3]	5.500	05/01/2037	673,451
2,220,000	Colonial Country Club, FL Community Devel.[1]	6.400	05/01/2033	2,290,241
3,370,000	Concorde Estates, FL Community Devel. District[3,4]	5.850	05/01/2035	1,499,313
1,245,000	Connerton West, FL Community Devel. District[3]	5.125	05/01/2016	472,976
1,520,000	Copperstone, FL Community Devel. District[1]	5.200	05/01/2038	1,122,444
31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,685,000	Cordoba Ranch, FL Community Devel. District Special Assessment[3,4]	5.550%	05/01/2037	$1,025,375
405,000	Coronado, FL Community Devel. District[1]	6.000	05/01/2038	385,556
4,365,000	Creekside, FL Community Devel. District[3,4]	5.200	05/01/2038	1,829,808
875,000	Crosscreek, FL Community Devel. District[1]	5.500	05/01/2017	419,300
415,000	Crosscreek, FL Community Devel. District[1]	5.600	05/01/2039	198,868
5,690,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	2,791,116
1,000,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	956,650
10,000	Dania, FL Sales Tax[1]	5.000	10/01/2025	10,001
25,000	Destin, FL Community Redevel. Agency (Town Center Area)[1]	5.300	05/01/2027	19,860
1,815,000	Dupree Lakes, FL Community Devel. District[1]	5.375	05/01/2037	1,447,481
940,000	Durbin Crossing, FL Community Devel. District Special Assessment	5.250	11/01/2015	684,743
10,000	Duval County, FL HFA (C.A.U. Eagles Point North/C.A.U. Cedars Obligated Group)[1]	5.650	07/01/2022	9,872
375,000	East Homestead, FL Community Devel. District[3]	5.000	05/01/2011	282,900
2,400,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	1,939,728
1,365,000	East Homestead, FL Community Devel. District[1]	5.450	11/01/2036	1,202,237
500,000	Enclave at Black Point Marina, FL Community Devel. District	5.200	05/01/2014	401,005
225,000	Enclave at Black Point Marina, FL Community Devel. District	5.400	05/01/2037	161,957
710,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	734,140
10,000	Escambia County, FL Utilities Authority[1]	6.250	01/01/2015	11,200
7,470,000	Fiddler’s Creek, FL Community Devel. District No.2[3]	6.000	05/01/2038	2,836,359
395,000	FL Capital Trust Agency (AHF Florida LLC)	8.125	10/01/2038	71,092
2,550,000	FL Capital Trust Agency (American Opportunity)[1]	5.875	06/01/2038	1,106,369
5,665,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000	07/15/2032	2,837,712
1,875,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260	07/15/2038	936,469
10,440,000	FL COP (Dept. of Management Services)[2]	5.250	08/01/2028	11,121,732
20,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	20,032
235,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500	05/01/2033	225,553
1,750,000	FL Gulf Coast University Hsg. Finance Corp.[1]	5.125	02/01/2035	1,734,320
7,630,000	FL Island at Doral III Community Devel. District Special Assessment[1]	5.900	05/01/2035	5,483,376
1,100,000	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	839,047
1,000,000	FL New Port Tampa Bay Community Devel. District[3]	5.300	11/01/2012	307,200
7,220,000	FL New Port Tampa Bay Community Devel. District[3]	5.875	05/01/2038	2,217,984
500,000	FL Parker Road Community Devel. District	5.350	05/01/2015	264,850
32 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$485,000	FL Parker Road Community Devel. District	5.600%	05/01/2038	$258,035
950,000	FL Principal One Community Devel. District[1]	5.650	05/01/2035	885,353
60,000	FL State Board of Education[1]	5.000	06/01/2024	60,205
3,945,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	3,029,997
2,065,000	Fontainbleau Lakes, FL Community Devel. District[3]	6.000	05/01/2015	1,053,150
910,000	Fontainbleau Lakes, FL Community Devel. District[3]	6.000	05/01/2038	452,943
621,868	Forest Creek, FL Community Devel. District	5.450	05/01/2036	404,538
155,000	Forest Creek, FL Community Devel. District[3]	5.450	05/01/2036	139,393
10,000,000	Grand Bay at Doral, FL Community Devel. District	6.000	05/01/2017	3,799,000
3,000,000	Grand Bay at Doral, FL Community Devel. District	6.000	05/01/2039	1,139,700
3,580,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[3]	5.500	05/01/2038	1,713,460
16,000,000	Greater Orlando, FL Aviation Authority[2]	5.000	10/01/2032	16,442,080
3,645,000	Harrison Ranch, FL Community Devel. District[1]	5.300	05/01/2038	2,657,715
375,000	Hawks Point, FL Community Devel. District[1]	5.300	05/01/2039	262,605
915,000	Heritage Harbour South, FL Community Devel. District[1]	6.500	05/01/2034	923,043
195,000	Heritage Isles, FL Community Devel. District[3],[4]	7.100	10/01/2023	78,378
1,215,000	Heritage Plantation, FL Community Devel. District	5.400	05/01/2037	485,879
10,000	Hialeah, FL Hsg. Authority[1]	5.800	06/20/2033	10,284
310,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A3,[4]	5.500	05/01/2036	124,825
785,000	Highlands, FL Community Devel. District[3]	5.000	05/01/2011	390,852
5,600,000	Highlands, FL Community Devel. District[3,4]	5.550	05/01/2036	2,917,376
745,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750	07/01/2029	737,110
25,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.400	10/01/2028	25,252
5,000,000	Hillsborough County, FL IDA (University Community Hospital)[1]	8.000	08/15/2032	5,738,050
875,000	Indigo, FL Community Devel. District[1]	5.750	05/01/2036	499,118
10,000	Jacksonville, FL Electric Authority (Water and Sewer)[1]	5.250	10/01/2039	10,028
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	35,114
25,000	Jacksonville, FL Sales Tax[1]	5.000	10/01/2030	25,225
3,885,000	K-Bar Ranch, FL Community Devel. District Special Assessment[3]	5.450	05/01/2036	2,659,826
5,500,000	Keys Cove, FL Community Devel. District[1]	5.500	05/01/2036	4,560,765
225,000	Lake Frances, FL Community Devel. District Special Assessment[3]	5.300	05/01/2037	95,999
75,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	75,023
250,000	Lakeside Landings, FL Devel. District[3,4]	5.500	05/01/2038	102,425
4,915,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	3,504,297
33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$3,935,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400%	05/01/2037	$2,799,241
1,000,000	Landmark at Doral, FL Community Devel. District Special Assessment[3,4]	5.500	05/01/2038	319,200
4,500,000	Lee County, FL IDA (Cypress Cove Healthpark)[1]	6.750	10/01/2032	4,012,875
500,000	Legends Bay, FL Community Devel. District	5.500	05/01/2014	373,650
500,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	351,670
2,020,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,604,446
2,490,000	Madeira, FL Community Devel. District	5.250	11/01/2014	1,684,834
2,465,000	Madeira, FL Community Devel. District	5.450	05/01/2039	1,616,054
530,000	Madison County, FL Mtg. (Twin Oaks)[1]	6.000	07/01/2025	480,827
1,775,000	Magnolia Creek, FL Community Devel. District[3]	5.900	05/01/2039	887,323
1,430,000	Magnolia West, FL Community Devel. District Special Assessment[1]	5.350	05/01/2037	872,028
8,975,000	Meadow Pines, FL Community Devel. District Special Assessment[1]	6.250	05/01/2034	7,729,270
1,500,000	Meadow Woods, FL Community Devel. District Special Assessment[1]	6.050	05/01/2035	789,660
4,375,000	Mediterranea, FL Community Devel. District Special Assessment	5.600	05/01/2037	2,825,813
2,390,000	Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center)[1]	6.800	11/15/2031	2,412,801
50,000	Miami, FL Health Facilities Authority (Catholic Health East)[1]	5.250	11/15/2028	50,296
5,000,000	Miami-Dade County, FL Aviation[7]	5.000	10/01/2041	4,914,350
6,440,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	5,410,566
3,380,000	Miromar Lakes, FL Community Devel. District[1]	7.375	05/01/2032	3,070,054
3,800,000	Monterey/Congress, FL Community Devel. District Special Assessment[1]	5.375	05/01/2036	3,029,436
9,385,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	5,629,592
10,930,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	7,126,360
190,000	Naples, FL Hospital Revenue (Naples Community Hospital)[1]	5.250	10/01/2014	190,279
580,000	Naturewalk, FL Community Devel. District	5.300	05/01/2016	359,084
485,000	Naturewalk, FL Community Devel. District	5.500	05/01/2038	251,720
1,800,000	Northern Palm Beach, FL Improvement District[1]	5.350	08/01/2041	1,316,556
470,000	Oak Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	378,839
7,475,000	Oakland, FL Charter School[1]	6.950	12/01/2032	7,348,523
1,345,000	Oakmont Grove, FL Community Devel. District Special Assessment[3,4]	5.250	05/01/2012	469,674
500,000	Oakmont Grove, FL Community Devel. District Special Assessment[3,4]	5.400	05/01/2038	174,600
34 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$300,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	8.875%	07/01/2021	$309,612
800,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	9.000	07/01/2031	825,984
10,000,000	Orange County, FL Health Facilities Authority (Nemours Foundation)[2]	5.000	01/01/2039	10,178,400
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	217,315
10,000,000	Orange County, FL School Board COP[2]	5.500	08/01/2034	10,733,500
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[3,4]	7.000	07/01/2036	624,775
125,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	116,494
25,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625	12/01/2031	21,715
2,040,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	1,240,708
1,270,000	Palm Glades, FL Community Devel. District[1]	4.850	05/01/2011	823,849
2,400,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	1,821,240
460,000	Palm River, FL Community Devel. District[3,4]	5.150	05/01/2013	193,062
245,000	Palm River, FL Community Devel. District[3,4]	5.375	05/01/2036	102,827
4,510,000	Palma Sola Trace, FL Community Devel. District[1]	5.750	05/01/2035	3,965,598
2,510,000	Parkway Center, FL Community Devel. District, Series A1	6.125	05/01/2024	2,136,236
2,205,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,737,099
1,425,000	Pine Ridge Plantation, FL Community Devel. District[3]	5.400	05/01/2037	920,365
1,500,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	1,234,710
430,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	383,711
25,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	26,226
705,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	594,357
670,000	Portico, FL Community Devel. District	5.450	05/01/2037	323,751
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.250	05/01/2012	1,067,199
490,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	195,853
285,000	Portofino Landings, FL Community Devel. District Special Assessment[3,4]	5.200	05/01/2017	113,915
980,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.400	05/01/2038	391,706
265,000	Portofino Springs, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	113,950
6,150,000	Quarry, FL Community Devel. District[1]	5.250	05/01/2016	5,034,575
35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$405,000	Quarry, FL Community Devel. District[1]	5.250%	05/01/2036	$251,465
45,425,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	29,327,743
10,840,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	8,744,411
1,710,000	Reunion East, FL Community Devel. District	5.800	05/01/2036	961,584
6,025,000	Reunion East, FL Community Devel. District, Series A	7.375	05/01/2033	4,329,927
2,405,000	Reunion West, FL Community Devel. District	6.250	05/01/2036	997,714
635,000	Ridgewood Trails, FL Community Devel. District[1]	5.650	05/01/2038	333,947
2,500,000	River Glen, FL Community Devel. District Special Assessment[3,4]	5.450	05/01/2038	1,004,900
1,165,000	Riverwood Estates, FL Community Devel. District Special Assessment[3,4]	5.350	05/01/2037	208,652
160,000	Rolling Hills, FL Community Devel. District[1]	5.450	05/01/2037	99,773
400,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	226,024
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	4,544,524
3,505,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750	07/01/2030	3,634,194
16,500,000	Sarasota, FL National Community Devel. District Special Assessment[3]	5.300	05/01/2039	4,034,250
2,285,000	Shingle Creek, FL Community Devel. District[3,4]	6.100	05/01/2025	1,084,690
6,340,000	Shingle Creek, FL Community Devel. District[3,4]	6.125	05/01/2037	3,009,598
2,875,000	Six Mile Creek, FL Community Devel. District	5.875	05/01/2038	933,225
1,985,000	South Bay, FL Community Devel. District[3,4]	5.125	11/01/2009	594,111
2,750,000	South Bay, FL Community Devel. District[3,4]	5.375	05/01/2013	823,075
5,400,000	South Bay, FL Community Devel. District[3,4]	5.950	05/01/2036	1,616,220
2,885,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125	05/01/2034	2,501,901
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[7]	5.875	08/01/2040	1,501,680
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[7]	6.000	08/01/2045	1,506,705
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	298,104
965,000	Stonebrier, FL Community Devel. District[1]	5.500	05/01/2037	701,111
845,000	Stonegate, FL Community Devel. District[1]	6.000	05/01/2024	844,121
995,000	Stonegate, FL Community Devel. District[1]	6.125	05/01/2034	980,801
2,520,000	Stoneybrook, FL South Community Devel. District	5.800	05/01/2039	1,120,039
695,000	Summerville, FL Community Devel. District	5.500	05/01/2036	314,640
10,000	Sunrise, FL Utility System[1]	5.250	10/01/2019	10,007
2,000,000	Sweetwater Creek, FL Community Devel. District	5.500	05/01/2038	905,180
105,000	Tavares, FL Water & Sewer[1]	5.500	10/01/2030	105,092
2,535,000	Tern Bay, FL Community Devel. District[3,4]	5.000	05/01/2015	759,740
500,000	Tern Bay, FL Community Devel. District[3,4]	5.375	05/01/2037	149,850
36 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$4,745,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000%	05/01/2036	$3,172,554
235,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250	05/01/2037	151,497
9,135,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	7,315,947
9,020,000	Two Creeks, FL Community Devel. District[1]	5.250	05/01/2037	5,874,546
5,650,000	Verandah East, FL Community Devel. District[1]	5.400	05/01/2037	2,690,361
4,380,000	Verandah, FL Community Devel District[1]	5.250	05/01/2036	3,389,332
1,050,000	Verano Center, FL Community Devel. District[1]	5.375	05/01/2037	602,175
9,105,000	Verona Walk, FL Community Devel. District[1]	5.375	05/01/2037	7,003,384
1,000,000	Villa Portofino East, FL Community Devel. District[1]	5.200	05/01/2037	773,670
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment	5.350	05/01/2017	1,653,450
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment	5.550	05/01/2039	219,530
1,575,000	Villages of Westport, FL Community Devel. District	5.700	05/01/2035	926,226
6,795,000	Villagewalk of Bonita Springs, FL Community Devel. District[1]	5.150	05/01/2038	4,195,845
4,945,000	Vista, FL Community Devel. District Special Assessment[1]	5.375	05/01/2037	3,711,470
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[3,4]	5.125	05/01/2013	487,050
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[3,4]	5.500	05/01/2037	802,009
3,630,000	Watergrass, FL Community Devel. District Special Assessment[1]	4.875	11/01/2010	2,936,670
1,250,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125	11/01/2014	736,875
785,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375	05/01/2039	404,220
5,860,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.500	05/01/2036	3,132,580
950,000	Waterlefe, FL Community Devel. District Golf Course[3]	8.125	10/01/2025	8,313
6,605,000	Waters Edge, FL Community Devel. District[1]	5.300	05/01/2036	5,105,269
810,000	Waters Edge, FL Community Devel. District	5.350	05/01/2039	395,888
250,000	Waters Edge, FL Community Devel. District[1]	5.400	05/01/2039	123,235
1,785,000	Waterstone, FL Community Devel. District[3,4]	5.500	05/01/2018	691,509
3,895,000	Wentworth Estates, FL Community Devel. District[3]	5.125	11/01/2012	1,235,884
3,670,000	Wentworth Estates, FL Community Devel. District[3]	5.625	05/01/2037	1,164,491
655,000	West Villages, FL Improvement District	5.350	05/01/2015	492,115
4,085,000	West Villages, FL Improvement District[3]	5.500	05/01/2037	1,891,110
3,425,000	West Villages, FL Improvement District	5.500	05/01/2038	1,769,287
7,350,000	West Villages, FL Improvement District	5.800	05/01/2036	3,762,833
4,925,000	Westridge, FL Community Devel. District[3,4]	5.800	05/01/2037	1,870,023
37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$5,840,000	Westside, FL Community Devel. District	5.650%	05/01/2037	$2,467,400
690,000	World Commerce, FL Community Devel. District Special Assessment[3,4]	5.500	05/01/2038	228,597
5,345,000	World Commerce, FL Community Devel. District Special Assessment[1]	6.125	05/01/2035	4,635,237
2,800,000	World Commerce, FL Community Devel. District Special Assessment[3,4]	6.500	05/01/2036	926,996
2,250,000	Wyld Palms, FL Community Devel. District[3]	5.400	05/01/2015	695,475
1,445,000	Wyld Palms, FL Community Devel. District[3]	5.500	05/01/2038	446,650
450,000	Zephyr Ridge, FL Community Devel. District[3,4]	5.250	05/01/2013	179,105
990,000	Zephyr Ridge, FL Community Devel. District[3,4]	5.625	05/01/2037	395,307

				420,965,461

Georgia—2.0%
12,990,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.000	07/01/2036	9,259,012
2,470,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.250	07/01/2036	1,822,984
10,000	Atlanta, GA HDC (Bedford Tower)[1]	6.250	01/01/2015	10,028
1,500,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	1,557,600
255,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	262,010
1,000,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.375	01/01/2026	951,150
20,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center)[1]	5.500	01/01/2034	18,327
10,000	Clark County, GA Hospital Authority (Athens Regional Medical)[1]	5.250	01/01/2029	10,036
15,000	Dalton, GA Devel. Authority (Hamilton Health Care System)[1]	5.000	08/15/2028	13,794
30,000	Dalton, GA Devel. Authority (Hamilton Health Care System/Hamilton Medical Center Obligated Group)[1]	5.375	08/15/2016	30,030
8,820,000	DeKalb County, GA Devel. Authority Public Purpose[1]	5.500	12/10/2023	7,984,746
4,000,000	DeKalb County, GA Hospital Authority (DeKalb Medical Center)[1]	6.000	09/01/2030	4,100,120
10,000	DeKalb County, GA Hsg. Authority (Spring Chase Apartments)[1]	5.400	11/01/2030	10,007
3,665,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	3,729,651
5,445,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	5,541,050
100,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.125	10/01/2016	100,064
10,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.375	10/01/2012	10,019
3,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125	07/01/2042	1,892,850
225,000	GA Hsg. and Finance Authority (Hunters Grove)[1]	5.850	01/01/2017	225,407
38 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Georgia Continued
$5,000,000	GA Main Street Natural Gas[1]	5.500%	09/15/2026	$5,082,700
15,000	GA Medical Center Hospital Authority (CRH/MCM/DLS/AS/WCNT/LD&M/PHS Obligated Group)[1]	5.500	08/01/2019	15,136
25,000	GA Municipal Electric Authority[1]	6.600	01/01/2018	29,511
5,000	GA Private Colleges & University Authority (Mercer University)[1]	5.375	06/01/2031	4,542
1,875,000	Northwestern Gwinnett County, GA Facilities Corp. COP (Dept. of Labor)[1]	5.000	06/15/2021	1,959,263
775,000	Northwestern Gwinnett County, GA Facilities Corp. COP (Dept. of Motor Vehicle Safety)[1]	5.000	06/15/2021	809,829
3,540,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[1]	5.000	06/15/2028	3,539,788
2,200,000	Northwestern Gwinnett County, GA Facilities Corp. II COP (Georgia Dept. of Driver Services)[1]	5.000	06/15/2029	2,194,544
500,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400	01/01/2024	509,300
30,000	Ware County, GA Hospital Authority (Southeast Health Unit)[1]	6.625	03/01/2017	30,050

				51,703,548

Hawaii—0.0%
750,000	HI Dept. of Budget & Finance Special Purpose (15 Craigside)	9.000	11/15/2044	845,168

ldaho—0.3%
55,000	ID Hsg. Agency (Multifamily Hsg.)[1]	6.700	07/01/2024	55,075
5,000	ID Hsg. Agency (Single Family Mtg.)[1]	5.800	07/01/2025	5,005
5,360,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	6.000	08/01/2028	4,558,734
2,980,000	Twin Falls, ID Urban Renewal Agency, Series A1	5.450	08/01/2022	2,692,043

				7,310,857

Illinois — 9.0%
600,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	469,596
1,825,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	1,654,819
3,570,000	Bourbonnais, IL Industrial (Olivet NazareneUniversity)[1]	5.500	11/01/2040	3,533,300
1,500,000	Bourbonnais, IL Industrial (Olivet NazareneUniversity)[1]	6.000	11/01/2035	1,556,835
355,000	Carol Stream, IL Tax (Geneva Crossing)[1]	5.000	12/30/2021	323,476
235,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2035	230,603
12,000,000	Chicago, IL O’Hare International Airport (American Airlines\AMR Corp. Obligated Group)	5.500	12/01/2030	8,956,200
5,000,000	Chicago, IL Tax (Pilsen Redevel.)[1]	6.750	06/01/2022	5,041,250
2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,491,416
949,000	Cortland, IL Special Tax (Sheaffer System)	5.500	03/01/2017	587,013
39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$168,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.400%	03/01/2016	$163,188
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	255,178
1,250,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[3]	5.375	03/01/2016	679,263
1,100,000	Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie Ridge)[1]	6.000	03/01/2046	754,248
2,500,000	Hampshire, IL Special Service Area No. 17 (Crown Devel.-Oakstead)[1]	6.000	03/01/2045	1,717,550
1,500,000	Hampshire, IL Special Service Area No. 19 (Crown Devel.-Prairie Ridge East)[1]	6.000	03/01/2046	1,028,520
2,225,000	Harvey, IL GO1	5.500	12/01/2027	2,129,014
1,000,000	Harvey, IL GO1	5.625	12/01/2032	958,840
5,700,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	4,525,914
65,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	64,238
2,200,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800	06/01/2030	2,200,264
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125	09/01/2025	1,720,378
750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2027	628,748
750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2037	565,965
155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500	02/01/2023	169,262
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,453,666
500,000	IL Finance Authority (Luther Oaks)[1]	5.700	08/15/2028	423,640
500,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2039	420,470
1,000,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	766,530
2,290,188	IL Finance Authority (Monarch Landing)[8]	0.586	12/01/2027	309,633
3,893,320	IL Finance Authority (Monarch Landing)[8]	0.586	12/01/2037	526,377
1,750,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2027	1,329,580
2,000,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2031	1,452,620
2,745,000	IL Finance Authority (Noble Network Charter Schools)[1]	5.000	09/01/2032	1,972,804
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[2]	6.000	08/15/2039	21,943,200
100,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	104,471
10,190,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	11,837,417
15,000,000	IL Finance Authority (Resurrection Health Care)[2]	5.250	05/15/2029	15,161,250
5,000,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	5,159,850
3,250,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2032	3,197,220
1,000,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2037	968,670
5,395,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	5,588,896
40 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$26,415,000	IL Finance Authority (Roosevelt University)[1]	6.500%	04/01/2039	$27,804,957
5,755,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2044	6,033,600
3,750,000	IL Finance Authority (Sedgebrook)[8]	6.000	11/15/2027	939,750
10,000,000	IL Finance Authority (Sedgebrook)[8]	6.000	11/15/2037	2,506,000
10,000,000	IL Finance Authority (Sedgebrook)[8]	6.000	11/15/2042	2,506,000
10,645,000	IL Finance Authority (Silver Cross Hospital and Medical Centers)[1]	7.000	08/15/2044	11,422,191
4,765,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	4,820,655
3,000,000	IL Finance Authority Student Hsg. (MJH Education Assistance)[3]	5.125	06/01/2035	1,650,030
5,000,000	IL Health Facilities Authority (Covenant Retirement Communities)[1]	5.625	12/01/2032	4,735,200
60,000	IL Health Facilities Authority (Decatur Memorial Hospital)[1]	5.375	11/15/2021	60,043
60,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	58,662
10,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.000	08/15/2027	9,192
35,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2022	34,760
75,000	IL Health Facilities Authority (Loyola University)[1]	5.000	07/01/2024	73,161
15,000	IL Health Facilities Authority (Northwestern Medical Faculty Foundation)[1]	5.125	11/15/2028	14,711
80,000	IL Health Facilities Authority (Rockford Memorial Hospital/Rockford Memorial Health Services Corp. Obligated Group)[1]	5.000	08/15/2021	73,910
25,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.500	02/15/2016	25,034
85,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.750	02/15/2022	85,060
5,680,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2022	5,649,044
15,415,000	IL Health Facilities Authority (Sinai Health System)[2]	5.100	08/15/2033	15,626,794
70,000	Lake County, IL HFC, Series A1	6.700	11/01/2014	70,230
4,442,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	3,844,551
2,725,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,416,203
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[1]	5.500	01/01/2036	329,650
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[1]	6.125	03/01/2040	736,361
480,000	Markham, IL GO1	5.750	02/01/2028	487,589
1,250,000	Plano, IL Special Service Area No. 5[1]	6.000	03/01/2036	1,039,125
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	415,655
5,390,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000	10/01/2022	5,155,912
41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$2,215,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625%	11/01/2026	$1,628,091
30,000	Springfield, IL Water[1]	5.400	03/01/2015	30,097
12,000,000	University of Illinois (Auxiliary Facilities System)[2]	5.750	04/01/2038	13,238,280
1,975,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	1,738,889
985,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	800,470
3,914,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450	03/01/2034	3,558,217
1,800,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	1,629,450
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[1]	6.250	03/01/2035	916,723

				238,185,619

Indiana—1.1%
2,500,000	Anderson, IN Redevel. District[1]	6.000	02/01/2026	2,450,650
6,300,000	Carmel, IN Redevel. District COP[1]	7.750	01/15/2030	6,522,012
5,075,000	Carmel, IN Redevel. District COP[1]	8.000	01/15/2035	5,249,580
4,080,000	Dekalb City, IN Hospital Authority (Dekalb Memorial Hospital)[1]	5.000	08/01/2016	3,800,887
1,000,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2030	1,009,770
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750	08/15/2035	1,010,560
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	388,580
30,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	30,031
15,000	IN Health Facility Financing Authority (Deaconess Hospital)[1]	5.500	03/01/2029	15,015
150,000	IN Health Facility Financing Authority (Kings Daughters Hospital Assoc.)[1]	5.625	08/15/2027	150,096
50,000	IN Municipal Power Agency, Series A1	5.300	01/01/2023	50,166
2,000,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[1]	7.000	02/01/2039	2,095,100
70,000	Marion County, IN Convention & Recreational Facilities Authority[1]	5.000	06/01/2027	70,032
55,000	Marion County, IN Convention & Recreational Facilities Authority[1]	5.000	06/01/2027	55,029
4,750,000	North Manchester, IN (Estelle Peabody Memorial Home)[3]	7.125	07/01/2022	2,956,163
2,250,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	2,053,080
100,000	St. Joseph County, IN Economic Devel. (Madison Center)[1]	5.500	02/15/2021	92,398

				27,999,149

42 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Iowa—2.0%
$1,000,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875%	12/01/2036	$810,020
25,000	Hills, IA (Mercy Hospital)[1]	5.000	08/15/2028	25,008
750,000	IA Finance Authority (Amity Fellowserve)[1]	6.500	10/01/2036	670,725
400,000	IA Finance Authority (Boys & Girls Home and Family Services)	5.900	12/01/2028	251,988
500,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	5.750	11/15/2019	497,290
1,000,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	6.000	11/15/2024	964,600
900,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	6.125	11/15/2032	816,534
500,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375	06/01/2025	364,525
525,000	IA Higher Education Loan Authority (Upper Iowa University)[1]	5.750	09/01/2030	528,161
600,000	IA Higher Education Loan Authority (Upper Iowa University)[1]	6.000	09/01/2039	608,712
7,975,000	IA Tobacco Settlement Authority[1]	5.375	06/01/2038	5,720,069
3,250,000	IA Tobacco Settlement Authority[1]	5.500	06/01/2042	2,331,745
53,520,000	IA Tobacco Settlement Authority (TASC)[1]	5.625	06/01/2046	38,723,326

				52,312,703

Kansas—0.2%
1,400,000	Hays, KS Sales Tax[1]	6.000	01/01/2025	1,256,500
95,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.100	03/01/2023	95,069
731,000	Overland Park, KS Transportation Devel. District (Grass Creek)[1]	4.850	09/01/2016	683,529
2,435,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	1,841,444

				3,876,542

Kentucky—0.0%
30,000	Jefferson County, KY Health Facilities (Alliant Health System)[1]	5.125	10/01/2027	29,049
75,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.250	07/01/2022	75,036
970,000	Kenton County, KY Airport (Delta Airlines)[3]	8.000	12/01/2015	10
5,000	KY EDFA (Pikeville Medical Center)[1]	5.700	02/01/2028	5,002
80,000	KY Hsg. Corp.[1]	5.200	07/01/2022	81,204
15,000	Springfield, KY Educational Devel. (St. Catherine College)[1]	5.750	10/01/2035	13,928

				204,229

43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Louisiana—3.2%
$15,730,000	Jefferson Parish, LA Finance Authority (Single Family Mtg.)[2]	5.250%	12/01/2032	$16,566,403
8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	8,552,909
5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	5,187,950
2,000,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	825,940
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	14,169
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	1,259,420
1,000,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	885,690
1,750,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2027	1,456,700
3,925,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2035	3,080,576
650,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	7.500	09/01/2016	611,624
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550	09/01/2025	1,135,704
6,375,000	LA Local Government EF&CD Authority (Woman’s Hospital Foundation)[1]	6.000	10/01/2040	6,436,328
25,000	LA Public Facilities Authority (Dillard University)[1]	5.300	08/01/2026	27,352
13,000,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[1]	5.375	05/15/2043	12,109,760
18,250,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)[1]	6.750	07/01/2039	20,083,213
45,000	LA Public Facilities Authority (Touro Infirmary)[1]	5.500	08/15/2019	42,665
2,500,000	Lakeshore Villages, LA Master Community Devel. District	5.250	07/01/2017	1,530,675
20,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2025	19,486
75,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2027	64,437
140,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	139,996
290,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	271,576
40,000	New Orleans, LA Public Improvement District[1]	5.125	12/01/2026	40,158
40,000	Orleans Parish, LA Parishwide School District[1]	5.125	09/01/2018	40,168
20,000	Orleans Parish, LA Parishwide School District[1]	5.375	09/01/2021	20,088
25,000	Orleans Parish, LA School Board[1]	5.300	09/01/2013	25,109
170,000	Orleans Parish, LA School Board[1]	5.375	09/01/2018	170,748
160,000	Pointe Coupee Parish, LA Pollution Control (Gulf State Utilities Company)[1]	6.700	03/01/2013	160,016
4,145,000	St. John Baptist Parish, LA (Marathon Oil Company)[1]	5.125	06/01/2037	4,005,769
500,000	St. Tammany Parish, LA Hospital Service District (St. Tammany Parish Hospital)[1]	5.000	07/01/2022	490,740

				85,255,369

44 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Maryland—0.3%
$10,000	Baltimore, MD Wastewater[1]	5.125%	07/01/2042	$10,112
25,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	5.750	09/01/2020	22,102
40,000	MD EDC Student Hsg. (Allegheny College Hsg.)[1]	6.000	09/01/2032	31,974
4,900,000	MD EDC Student Hsg. (Bowie State University)[1]	5.375	06/01/2033	4,140,598
620,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	5.750	06/01/2029	620,744
520,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	6.000	06/01/2030	506,433
50,000	MD EDC Student Hsg. (Morgan State University)[1]	6.000	07/01/2034	46,526
2,000,000	MD EDC Student Hsg. (University of Maryland)[1]	5.625	10/01/2023	1,517,960
65,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)[1]	6.000	07/01/2033	57,226
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375	07/01/2020	65,072
979,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250	07/01/2035	802,986
750,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[1]	5.250	01/01/2037	462,353

				8,284,086

Massachusetts—0.3%
100,000	MA Devel. Finance Agency (Boston Biomedical Research)[1]	5.750	02/01/2029	94,405
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500	01/01/2035	230,399
50,000	MA Devel. Finance Agency (Northern Berkshire Community Services)[1]	6.250	08/15/2029	39,609
50,000	MA Devel. Finance Agency (Orchard Cove)[1]	5.250	10/01/2037	38,654
1,275,000	MA Devel. Finance Agency (Pacific Rim Charter Public School)[1]	5.125	06/01/2031	1,107,720
25,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250	07/01/2023	24,872
4,500,000	MA H&EFA (Boston Medical Center)[1]	5.250	07/01/2038	4,194,765
450,000	MA H&EFA (North Adams Regional Hospital)[1]	6.625	07/01/2018	435,339
225,000	MA H&EFA (Tufts Medical Center)[1]	5.000	05/15/2022	225,261
60,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.300	11/15/2028	54,624
265,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375	04/01/2020	265,236

				6,710,884

Michigan—2.9%
30,000	Clare County, MI Sewer Disposal System[1]	5.850	11/01/2021	30,746
680,000	Detroit, MI GO1	5.250	04/01/2016	650,073
10,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	5,746
2,250,000	Detroit, MI Sewer Disposal System[1]	6.500	07/01/2024	2,528,258
2,850,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	3,440,834
170,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2018	166,119
2,200,000	Grand Traverse Academy, MI Public School Academy[1]	4.625	11/01/2027	1,778,612
1,000,000	Grand Traverse Academy, MI Public School Academy[1]	4.750	11/01/2032	778,890

45 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Michigan Continued
$500,000	Grand Traverse Academy, MI Public School Academy[1]	5.000%	11/01/2022	$449,375
300,000	Highland Park, MI Building Authority[1]	7.750	05/01/2018	321,549
50,000	Howell, MI Public Schools[1]	5.000	05/01/2025	51,188
5,000	Kalamazoo, MI Hospital Finance Authority (Bronson Methodist Hospital)[1]	5.250	05/15/2018	5,006
1,000,000	Kent, MI Hospital Finance Authority[1]	6.250	07/01/2040	940,890
285,000	Meridian, MI EDC (Burcham Hills)[1]	5.250	07/01/2026	251,521
155,000	MI Hospital Finance Authority (BGH/ZHCC/BCCC/CEMS Obligated Group)[1]	5.000	02/15/2018	154,997
2,175,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2027	2,014,137
10,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000	08/15/2018	10,011
75,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.000	08/15/2031	75,014
265,000	MI Hospital Finance Authority (Port Huron Hospital/Marwood Manor Nursing Home)	5.500	07/01/2015	265,776
10,000	MI Hospital Finance Authority (Sisters of Mercy Health System)[1]	5.250	08/15/2021	10,033
14,600,000	MI Hospital Finance Authority (Trinity Health)[2]	6.125	12/01/2023	16,308,200
15,000	MI Hsg. Devel. Authority (Walled Lake Villa)[1]	6.000	04/15/2018	15,030
340,000	MI John Tolfree Health System Corp.[1]	6.000	09/15/2023	290,493
20,000,000	MI Municipal Bond Authority	9.500	08/20/2010	19,993,400
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000	12/01/2035	1,053,014
11,420,428	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850	08/31/2027	9,933,031
488,500	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875	08/31/2028	466,332
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838[5]	06/01/2058	13,243,230
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[1]	5.500	06/01/2035	210,998
120,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600	06/01/2022	120,214
40,000	Northern MI University[1]	5.000	12/01/2025	40,015
15,000	Oakland County, MI Sewer Disposal (White Lake Township)[1]	6.000	05/01/2013	15,145
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375	11/01/2030	345,244
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625	11/01/2035	1,155,400
405,000	Pontiac, MI Tax Increment Finance Authority[1]	6.250	06/01/2022	265,761

46 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Michigan Continued
$40,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250%	11/15/2031	$38,947
10,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	5.250	11/15/2035	9,581
100,000	Wayne County, MI Building Authority	5.250	06/01/2016	100,362

				77,533,172

Minnesota—0.9%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[1]	5.375	02/15/2032	703,823
750,000	Minneapolis, MN Tax Increment (St. Anthony Falls)[1]	5.750	02/01/2027	681,585
11,865,000	MN HFA (Residential Hsg.)[2]	5.050	07/01/2034	12,112,579
985,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000	02/15/2027	920,758
1,615,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.000	02/01/2031	1,282,455
250,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375	08/01/2021	233,535
1,500,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625	02/01/2031	1,294,740
216,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	190,322
6,814,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	7.000	03/01/2029	6,814,750
520,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	482,180

				24,716,727

Mississippi—0.2%
80,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	80,607
45,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	45,072
60,000	Lowndes County, MS Solid Waste Disposal & Pollution Control (Weyerhaeuser Company)[1]	6.800	04/01/2022	64,739
1,000,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	1,025,440
5,145,000	MS Home Corp. (Valley State Student Hsg.)	5.500	12/01/2035	2,084,805
1,900,000	MS Hospital Equipment & Facilities Authority (Southwest Mississippi Regional Medical Center)[1]	5.750	04/01/2023	1,864,679

				5,165,342

Missouri—2.8%
95,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.650	03/01/2021	94,998
5,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.750	03/01/2031	4,636
200,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625	03/01/2025	179,310

47 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Missouri Continued
$310,000	Branson Hills, MO Infrastructure Facilities[1]	5.000%	04/01/2013	$299,696
250,000	Branson Hills, MO Infrastructure Facilities[1]	5.500	04/01/2027	187,923
900,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	762,345
365,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	330,967
1,875,000	Branson, MO IDA (Branson Landing)[1]	5.250	06/01/2021	1,627,181
7,900,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950	11/01/2029	6,598,712
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	5.875	12/01/2031	452,885
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	367,788
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	345,636
250,000	Cottleville, MO COP	5.100	08/01/2023	238,740
300,000	Cottleville, MO COP	5.125	08/01/2026	275,841
60,000	Fenton, MO Tax Increment (Dierbergs)[1]	7.000	10/01/2015	60,133
855,000	Hawk Ridge, MO Transportation Devel. District[1]	4.650	02/01/2017	704,340
3,840,000	Hawk Ridge, MO Transportation Devel. District[1]	5.000	02/01/2030	2,309,376
13,500,000	Hazelwood, MO Transportation Devel. District (370/ Missouri Bottom Road/Tausig Road)[1]	7.200	05/01/2033	13,127,670
2,575,000	Independence, MO 39th Street Transportation[1]	6.875	09/01/2032	2,547,422
1,245,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	1,209,269
1,250,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.400	06/01/2024	1,090,488
3,210,000	Kansas City, MO Tax Increment (Southtown)[1]	6.000	03/01/2017	3,133,249
550,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500	03/01/2021	496,238
250,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750	03/01/2029	208,903
1,025,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	910,128
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750	11/01/2026	1,864,086
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500	10/01/2031	246,161
10,000	MO H&EFA (FHS/FNH Obligated Group)	5.375	02/15/2014	10,028
10,280,678	MO Hanley/Eager Road Transportation Devel. District, Series A	7.750[5]	12/01/2023	3,739,185
20,000	MO HDC (Single Family Mtg.)[1]	5.550	03/01/2029	20,016
240,000	Northwoods, MO Transportation Devel. District[1]	5.850	02/01/2031	193,330
1,675,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	4.800	05/01/2016	1,589,039
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	5.000	05/01/2023	1,267,470
350,000	Ozark Centre, MO Transportation Devel. District[1]	5.375	09/01/2032	284,155
1,500,000	Raymore, MO Tax Increment[1]	5.375	03/01/2020	1,224,030
2,750,000	Raymore, MO Tax Increment[1]	5.625	03/01/2028	1,970,018
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.625	11/01/2025	2,245,400
7,750,000	St. Joseph, MO IDA (Living Community of St. Joseph)[1]	7.000	08/15/2032	7,480,300
1,000,000	St. Joseph, MO IDA, Series B1	5.375	11/01/2023	936,370

48 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Missouri Continued
$905,000	St. Joseph, MO IDA, Series B1	5.500%	11/01/2027	$827,613
995,000	St. Louis, MO IDA (Southtown Redevel.)[1]	5.125	05/01/2026	810,328
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)	6.000	08/04/2025	371,154
852,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[1]	6.000	08/21/2026	645,867
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)[1]	5.500	03/09/2027	1,335,086
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	459,276
545,000	St. Louis, MO Tax Increment (Printers Lofts)	6.000	08/21/2026	413,143
803,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500	01/20/2028	557,226
500,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500	01/20/2028	346,965
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[1]	6.690	04/21/2029	855,112
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	257,169
3,261,000	St. Louis, MO Tax Increment, Series A1	6.600	01/21/2028	2,575,603
620,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.700	04/01/2022	507,724
320,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.750	04/01/2027	242,976
435,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.000	10/01/2019	441,695
950,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500	10/01/2029	964,298
35,000	University of Missouri (System Facilities)[1]	5.000	11/01/2018	35,126
1,000,000	University Place, MO Transportation Devel. District[1]	5.000	03/01/2026	778,560
2,500,000	University Place, MO Transportation Devel. District[1]	5.000	03/01/2032	1,788,650

				74,847,033

Montana—0.3%
11,070,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[1]	0.000[6]	09/01/2031	6,412,851
375,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000	05/15/2025	341,708

				6,754,559

Nebraska—0.9%
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600	09/15/2029	2,482,676
1,150,000	NE Educational Finance Authority (Concordia University)[1]	5.000	10/01/2037	951,430
16,460,000	Omaha, NE Public Facilities Corp. (Baseball Stadium)[2]	5.000	06/01/2036	17,323,327
2,200,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750	10/01/2020	2,239,226
40,000	Scotts Bluff County, NE Hospital Authority (Regional West Medical Center)[1]	5.250	11/15/2028	40,011

				23,036,670

49 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Nevada—2.6%
$15,000,000	Clark County, NV Airport[2]	5.750%	07/01/2042	$16,039,650
2,000,000	Clark County, NV Airport[1]	5.750	07/01/2042	2,138,620
325,000	Clark County, NV Improvement District[1]	5.000	02/01/2026	241,118
260,000	Clark County, NV Improvement District[1]	5.050	02/01/2031	179,387
20,000,000	Clark County, NV Water Reclamation District[2]	5.250	07/01/2038	21,272,600
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	6.850[5]	01/01/2019	758,705
1,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)[3,4]	7.000	11/15/2034	534,410
1,155,000	Las Vegas, NV Local Improvement Bonds[1]	6.250	06/01/2024	1,032,766
6,200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625	11/01/2017	5,306,332
1,615,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.875	06/01/2021	1,347,540
9,270,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	6.125	06/01/2031	6,856,185
90,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.200	08/01/2016	75,800
135,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.250	08/01/2017	109,785
280,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300	08/01/2018	223,572
610,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	5.850	08/01/2018	579,726
1,000,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000	08/01/2023	897,430
535,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000	08/01/2027	459,972
755,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150	08/01/2037	614,079
25,000	Reno, NV Capital Improvement[1]	5.125	06/01/2026	24,824
3,280,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400	06/01/2020	3,168,414
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700	06/01/2028	6,819,945

				68,680,860

New Hampshire—2.3%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650[5]	01/01/2029	66,765
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700[5]	01/01/2030	643,034
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000[5]	01/01/2023	184,204
1,000,000	Manchester, NH Hsg. & Redevel. Authority, Series B1	6.750	01/01/2015	989,810
500,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875	10/01/2039	510,110
120,000	NH H&EFA (Catholic Medical Center)[1]	6.125	07/01/2032	120,758
4,010,000	NH H&EFA (Franklin Pierce College)[1]	6.050	10/01/2034	3,353,403
21,000,000	NH H&EFA (LRG Healthcare)[2]	7.000	04/01/2038	24,173,940

50 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New Hampshire Continued
$22,000,000	NH H&EFA (LRGHealthcare)[2]	5.500%	10/01/2034	$23,079,980
1,235,000	NH H&EFA (LRGHealthcare)[1]	5.500	10/01/2034	1,295,626
1,980,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.750	07/01/2023	1,660,210
6,115,000	NH H&EFA (Portsmouth Christian Academy)[1]	5.850	07/01/2033	4,660,242
40,000	NH H&EFA (St. Joseph Hospital/Youville House/Cove)[1]	5.500	07/01/2034	40,236
1,205,000	NH HE&HFA (Franklin Pierce College)[1]	5.300	10/01/2028	949,179

				61,727,497

New Jersey—3.7%
5,610,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	5,185,099
10,510,000	NJ Tobacco Settlement Financing Corp.[1]	4.625	06/01/2026	8,660,030
22,275,000	NJ Tobacco Settlement Financing Corp.[1]	4.750	06/01/2034	15,784,288
74,740,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2029	59,487,061
11,300,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2041	7,447,717

				96,564,195

New Mexico—0.5%
1,495,000	Cabezon, NM Public Improvement District[1]	6.300	09/01/2034	1,323,434
6,455,000	Eldorado, NM Area Water and Sanitation District[1]	6.000	02/01/2023	5,858,042
20,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)[1]	5.000	06/01/2016	20,017
500,000	Mariposa East, NM Public Improvement District[1]	6.000	09/01/2032	391,920
300,000	Montecito Estates, NM Public Improvement District[1]	7.000	10/01/2037	267,810
3,380,000	NM Educational Assistance Foundation[1]	5.900	09/01/2031	3,396,359
25,000	NM Finance Authority (Workers Compensation Administration Building)[1]	5.600	09/01/2014	25,077
1,925,000	NM Trails Public Improvement District[1]	7.750	10/01/2038	1,775,870
5,000	Santa Fe, NM Educational Facilities (St. John’s College)[1]	5.500	03/01/2024	5,000
100,000	Santa Fe, NM Educational Facilities (St. John’s College)[1]	5.500	03/01/2024	95,304

				13,158,833

New York—1.2%
19,665,000	NYC GO2	5.375	04/01/2036	21,434,035
10,000,000	NYS DA (St. Mary’s Hospital for Children)[1,7]	7.875	11/15/2041	10,160,400

				31,594,435

North Carolina—0.0%
20,000	NC Eastern Municipal Power Agency, Series B1	6.250	01/01/2023	20,036
20,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)[1]	5.800	10/01/2034	20,265
625,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[1]	5.250	01/01/2032	483,050

				523,351

51 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

North Dakota—0.0%
$25,000	Parshall, ND Water[1]	5.500%	09/01/2024	$25,009
40,000	Williston, ND Water Utility[1]	5.100	05/01/2013	40,108

				65,117

Ohio—6.1%
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	5.750	06/01/2031	3,419,050
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	6.000	06/01/2045	2,243,250
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	0.000[6]	06/01/2037	3,262,150
13,980,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	11,723,069
175,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	150,595
7,690,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750	06/01/2034	5,755,350
10,610,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	8,376,171
9,275,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2047	6,573,656
9,750,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.000	06/01/2042	7,232,843
56,620,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.500	06/01/2047	44,113,774
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251[5]	06/01/2047	27,997,086
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501[5]	06/01/2052	14,064,990
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000	11/01/2038	1,914,141
40,000	Cleveland, OH Airport System	5.000	01/01/2031	40,020
190,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000	06/01/2018	190,025
15,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2027	15,000
700,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[1]	5.000	08/15/2036	605,045
5,950,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[1]	5.250	08/15/2046	5,190,245
295,000	Glenwillow Village, OH GO1	5.875	12/01/2024	309,045
25,000	Greene County, OH Economic Devel. (YMCA)[1]	6.000	12/01/2023	18,929
1,500,000	Greene County, OH University Hsg. (Central State University)[1]	5.625	09/01/2032	1,029,645

52 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$1,620,000	Grove City, OH Tax Increment Financing[1]	5.125%	12/01/2016	$1,500,509
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	1,821,200
1,105,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000	12/01/2022	853,756
150,000	Lucas County, OH Health Care Facilities (Sunset Retirement Communities)[1]	6.625	08/15/2030	151,199
10,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)[1]	5.400	12/01/2016	10,011
4,500,000	OH Higher Education Facility Commission (Ashland University)[1]	6.250	09/01/2024	4,573,710
3,075,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.300	02/15/2024	2,204,744
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400	02/15/2034	3,798,569
655,000	Summit County, OH Port Authority (Twinsburg Township)[1]	5.125	05/15/2025	572,712
665,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1]	5.400	11/01/2036	631,012

				160,341,501

Oklahoma—0.4%
15,000	Grady County, OK Industrial Authority (Correctional Facilities)[1]	6.000	11/01/2029	14,565
500,000	Grady County, OK Industrial Authority (Correctional Facilities)	7.800	11/01/2014	394,010
4,000,000	Langston, OK EDA (Langston University)[1]	5.000	05/01/2030	3,692,560
5,575,000	Langston, OK EDA (Langston University)[1]	5.000	05/01/2035	5,012,538
770,000	Langston, OK EDA (Langston University)[1]	5.250	05/01/2026	771,825
20,000	Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)[1]	5.450	11/01/2034	17,063

				9,902,561

Oregon—0.0%
25,000	Clackamas County, OR Hospital Facility Authority (Williamette Falls Hospital)[1]	6.000	04/01/2019	25,141
10,000	OR GO (Elderly & Disabled Hsg.)[1]	5.500	08/01/2026	10,029
10,000	OR GO (Veterans Welfare)[1]	5.250	10/01/2042	10,086
40,000	OR GO (Veterans Welfare)[1]	6.000	04/01/2032	40,034
100,000	OR Health & Science University, Series A1	5.250	07/01/2028	100,017
25,000	OR Hsg. & Community Services Dept. (Single Family Mtg.)[1]	6.400	07/01/2018	25,053

				210,360

53 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania—1.5%
$15,000,000	Allegheny County, PA HDA (WPAHS/AG/Forbes Health System/WPH/WPAON Obligated Group)[1]	5.000%	11/15/2028	$11,877,900
75,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[3]	6.900	01/01/2022	60,343
500,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	502,365
1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2036	882,200
500,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	501,435
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	504,165
5,000,000	Montgomery County, PA IDA[1]	5.750	08/01/2030	5,270,350
25,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	19,135
3,675,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	3,732,110
2,230,000	PA EDFA (Northwestern Human Services)[1]	5.250	06/01/2028	1,809,355
5,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	5,000,500
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2021	3,430,455
1,000,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	995,450
4,750,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	6.625	11/15/2023	4,750,000

				39,335,763

Rhode Island—0.4%
5,000,000	Central Falls, RI Detention Facility[1]	7.250	07/15/2035	4,333,550
50,000	Providence, RI HDC (Barbara Jordan Apartments)[1]	6.750	07/01/2025	50,075
25,000	Providence, RI Public Building Authority[1]	5.400	12/15/2012	25,093
110,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100	04/01/2026	110,084
40,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	40,058
33,305,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125[5]	06/01/2052	465,937
211,125,000	RI Tobacco Settlement Financing Corp. (TASC)	6.580[5]	06/01/2052	3,274,549
10,375,000	RI Tobacco Settlement Financing Corp. (TASC)	6.750[5]	06/01/2052	121,388
1,400,000	Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)[1]	6.875	05/01/2022	1,393,672

				9,814,406

South Carolina—1.3%
500,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500	12/01/2018	528,895
30,000	Charleston County, SC (Care Alliance Health Services)[1]	5.000	08/15/2019	30,179
45,000	Edgefield County, SC Water and Sewer Authority[1]	5.000	01/01/2028	43,875
35,000	Horry County, SC Hospital Facilities (Conway Hospital)[1]	5.000	07/01/2028	31,976
1,240,000	Lancaster County, SC (Edenmoor Improvement District)[3]	5.375	12/01/2016	408,828
1,460,000	Lancaster County, SC (Edenmoor Improvement District)[3]	5.750	12/01/2037	481,362

54 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

South Carolina Continued
$1,955,000	Lancaster County, SC (Sun City Carolina Lakes)[1]	5.450%	12/01/2037	$1,565,955
8,565,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2027	8,814,670
35,000	Piedmont, SC Municipal Power Agency[1]	5.000	01/01/2018	35,048
15,000	Piedmont, SC Municipal Power Agency[1]	5.000	01/01/2022	15,011
5,838,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1]	6.200	11/01/2036	4,745,185
600,000	SC Connector 2000 Assoc. Toll Road, Series B	5.535[5]	01/01/2020	57,000
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	5.781[5]	01/01/2021	588,881
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	6.697[5]	01/01/2026	753,080
5,285,000	SC Educational Facilities Authority (Benedict College)[1]	5.600	07/01/2022	4,447,169
2,320,000	SC Educational Facilities Authority (Benedict College)[1]	5.625	07/01/2031	1,762,643
550,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	5.750	03/01/2029	536,492
45,000	SC Hsg. Finance & Devel. Authority, Series A-1[1]	5.300	07/01/2031	45,018
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.250	04/01/2035	2,591,475
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.500	04/01/2042	2,096,260
2,750,000	SC Jobs-EDA (Lutheran Homes)[1]	5.500	05/01/2028	2,446,620
935,000	SC Jobs-EDA (Palmetto Health)[1]	5.375	08/01/2022	975,869
2,000,000	SC Jobs-EDA (Palmetto Health)[1]	5.500	08/01/2026	2,028,920
30,000	SC State Budget & Control Board (Harden Street Facilities)[1]	6.000	12/01/2011	30,120

				35,060,531

South Dakota—0.0%
10,000	SD H&EFA (Prairie Lakes Health Care System)[1]	5.650	04/01/2022	10,004

Tennessee—1.3%
5,000	Jackson, TN Health Educational & Hsg. Facilities Board (Lambuth University)[1]	5.900	09/01/2015	5,006
15,000	Johnson City, TN H&EFB (Johnson City Medical Center)[1]	5.250	07/01/2028	15,118
5,000,000	TN Energy Acquisition Corp.[1]	5.000	02/01/2022	5,035,700
8,400,000	TN Energy Acquisition Corp., Series B1	5.625	09/01/2026	8,085,756
9,810,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2023	9,817,259
5,000,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2025	4,961,800
5,000,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2026	5,018,650

				32,939,289

Texas—10.4%
1,305,000	Anson, TX Education Facilities Corp. Student Hsg. (University of Texas/Waterview Park)[1]	5.100	01/01/2034	887,687
19,705,000	Austin, TX Independent School District[2]	5.000	08/01/2033	20,967,672
6,035,000	Beasley, TX Higher Education Finance Corp., Series A1	5.125	12/01/2034	5,164,331

55 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Texas Continued
$3,090,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000%	06/01/2021	$2,355,414
6,625,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)	6.000	06/01/2031	4,396,483
5,765,000	Bexar County, TX HFC (American Opportunity Hsg.-Waterford/Kingswood)[1]	7.000	12/01/2036	5,517,797
400,000	Bexar County, TX HFC (Doral Club)[1]	8.750	10/01/2036	287,100
40,000	Brazoria County, TX Municipal Utility District No. 18[1]	5.300	09/01/2028	39,313
20,000	Brazos County, TX HFDC (Franciscan Services Corp.)[1]	5.375	01/01/2032	20,002
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	35,293
5,000	Cypress Hill, TX Municipal Utility District No. 1[1]	5.250	09/01/2025	5,000
25,000	Dallas-Fort Worth, TX International Airport Facility[1]	5.200	01/15/2031	25,012
18,550,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	6.000	11/01/2014	17,437,928
700,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250	02/15/2036	622,034
7,650,000	Donna, TX GO1	6.250	02/15/2037	5,919,264
255,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	255,905
335,000	El Paso County, TX HFC (El Paso American Hsg. Foundation), Series A1	6.375	12/01/2032	315,798
5,390,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250	10/01/2033	5,120,554
20,000	Harris County, TX HFDC (Texas Children’s Hospital)[1]	5.250	10/01/2029	20,265
45,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2025	44,998
16,000,000	Houston, TX Airport System, Series A2	5.500	07/01/2039	17,215,360
2,345,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000	07/01/2022	1,987,130
1,530,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000	07/01/2025	1,244,288
770,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000	07/01/2032	581,219
2,900,000	Lufkin, TX Health Facilities Devel. Corp. (Memorial Health System of East Texas)[1]	6.250	02/15/2037	2,943,935
700,000	Maverick County, TX GO COP[1]	8.750	03/01/2034	711,249
2,350,000	Maverick County, TX GO COP[1]	8.750	03/01/2034	2,370,210
12,000,000	McLennan County, TX Public Facility Corp.[1]	6.625	06/01/2035	13,138,200
230,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125	11/15/2026	205,390
75,000	Mission, TX EDC[1]	6.600	01/01/2020	75,248
12,000,000	North Central TX HFDC (Children’s Medical Center)[2]	5.750	08/15/2039	12,612,360
15,000	North TX Tollway Authority (Dallas North Tollway System)[1]	5.000	01/01/2023	15,010
50,000	Port of Corpus Christi, TX (Union Pacific Corp.)[1]	5.350	11/01/2010	50,062
50,000	Richardson, TX Hospital Authority (Baylor/Richardson)[1]	5.625	12/01/2028	47,081

56 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Texas Continued
$3,695,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.150%	08/01/2022	$1,911,091
16,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[2]	6.250	11/15/2029	17,977,440
980,000	Tom Green County, TX HFDC (Shannon Health System/Shannon Medical Center)[1]	6.750	05/15/2021	1,002,628
2,500,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)	5.000	07/01/2020	2,433,200
20,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000	07/01/2025	19,960
25,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000	07/01/2029	24,446
6,958,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750	10/01/2037	6,528,552
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750	09/01/2027	66,673
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000	09/01/2033	293,672
10,000,000	TX Multifamily Housing Options (Affordable Hsg.)	0.580[9]	01/01/2039	3,243,000
1,990,000	TX Municipal Gas Acquisition & Supply Corp.[1]	1.810[9]	12/15/2026	1,423,387
95,000,000	TX Municipal Gas Acquisition & Supply Corp.[2]	6.250	12/15/2026	102,565,800
545,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[3,4]	6.625	03/01/2020	273,399
3,065,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[3,4]	6.750	03/01/2031	1,538,324
3,000,000	TX Private Activity Bond Surface Transportation Corp.[1]	7.000	06/30/2040	3,134,460
1,750,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[1]	6.000	02/15/2030	1,780,450
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	603,920
2,400,000	Tyler, TX HFDC (Mother Frances Hospital Regional Health Care Center)[1]	5.000	07/01/2033	2,152,536
4,205,000	Wichita County, TX HFDC (Wichita Falls Retirement Foundation)[1]	6.250	01/01/2028	3,868,306

				273,475,836

U.S. Possessions—3.1%
40,000	Guam GO1	5.400	11/15/2018	39,725
13,620,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2038	14,260,821
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	5,041,500
10,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2039	10,627,000
5,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	5,551,250
1,120,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2023	1,190,896
65,000	Puerto Rico Infrastructure[1]	5.000	07/01/2041	62,670
850,000	Puerto Rico Infrastructure[1]	5.500	07/01/2024	925,676
8,000,000	Puerto Rico Infrastructure	7.075[5]	07/01/2030	2,240,800
8,000,000	Puerto Rico Public Buildings Authority[1]	5.625	07/01/2039	8,202,480

57 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$7,550,000	Puerto Rico Public Buildings Authority[1]	6.250%	07/01/2026	$8,207,907
1,000,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2031	1,134,950
1,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	1,667,250
14,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.530[5]	08/01/2047	1,394,820
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280[5]	08/01/2034	10,996,500
3,200,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2039	3,465,184
7,100,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2042	7,630,938

				82,640,367

Utah—0.1%
285,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875	06/15/2037	243,039
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	226,287
1,500,000	West Valley City, UT Sewer (East Hollywood High School)[1]	5.625	06/15/2037	1,211,745

				1,681,071

Vermont—0.0%
30,000	VT E&HBFA (Mary Hitchcock Memorial Hospital/Cooley Dickenson Hospital Obligated Group)	5.000	11/15/2022	30,005
85,000	VT EDA (Wake Robin Corp.)[1]	6.300	03/01/2033	84,781
790,524	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779	04/01/2019	630,285
125,000	VT Student Assistance Corp.[1]	5.000	03/01/2026	127,208

				872,279

Virginia—2.0%
2,300,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.250	07/15/2025	2,087,848
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)[1]	5.500	07/15/2035	725,233
625,000	Celebrate, VA North Community Devel. Authority Special Assessment[1]	6.750	03/01/2034	470,800
100,000	Danville, VA IDA Educational Facilities (Averett University)[1]	6.000	03/15/2016	101,005
762,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.125	03/01/2036	544,975
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.450	03/01/2036	2,228,790
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.800	03/01/2036	579,375
25,000	Greensville County, VA IDA (Georgia-Pacific Corp.)[1]	5.300	08/01/2014	25,049
345,000	Manassas Park, VA Economic Devel. Authority[1]	6.000	07/15/2035	347,819
900,000	New Port, VA CDA[1]	5.600	09/01/2036	553,365
65,000	Norton, VA IDA (Norton Community Hospital)[1]	6.000	12/01/2022	65,202
3,475,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450	09/01/2037	3,371,028

58 | OPPENHEIMER AMT-FREE MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Virginia Continued
$880,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500%	08/01/2028	$883,098
2,850,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500	08/01/2038	2,729,873
675,000	Suffolk, VA IDA (Lake Prince Center)[1]	5.300	09/01/2031	593,926
3,600,000	VA Celebrate South CDA Special Assessment[1]	6.250	03/01/2037	2,526,948
1,000,000	VA College Building Authority (Regent University)[1]	5.000	06/01/2026	930,510
1,035,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000	06/01/2036	931,127
3,700,000	VA Small Business Financing Authority (Hampton Roads Proton)[1]	9.000	07/01/2039	3,887,294
36,870,000	VA Tobacco Settlement Authority[1]	5.000	06/01/2047	23,989,466
35,170,000	VA Tobacco Settlement Authority	5.670[5]	06/01/2047	1,147,597
162,770,000	VA Tobacco Settlement Authority	5.770[5]	06/01/2047	4,951,463

				53,671,791

Washington—2.4%
1,000,000	Bremerton, WA Hsg. Authority[1]	5.300	06/01/2026	941,660
4,145,000	Bremerton, WA Hsg. Authority[1]	5.500	06/01/2037	3,519,768
35,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	28,259
100,000	Port Camas, WA Public Industrial Corp. (James River Corp. of Virginia)[1]	6.700	04/01/2023	100,007
75,000	Radford, WA Court Properties Student Housing[1]	5.000	06/01/2027	75,398
2,460,000	Seattle, WA Hsg. Authority (Gamelin House & Genesee)[1]	5.700	11/01/2035	2,189,351
165,000	Skagit Valley, WA College[1]	5.625	11/01/2017	165,210
140,000	Skagit Valley, WA College[1]	5.750	11/01/2023	140,081
500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250	01/01/2028	396,700
1,800,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	5.250	01/01/2034	1,368,234
55,000	Vancouver, WA Hsg. Authority[1]	5.500	03/01/2028	55,048
25,000	WA COP (Dept. of General Administration)	5.300	10/01/2010	25,092
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[2]	6.375	10/01/2036	37,440,943
15,000,000	WA Health Care Facilities Authority (Providence Health System-Washington)[2]	5.250	10/01/2033	15,777,300
115,000	WA Health Care Facilities Authority (Swedish Health System)[1]	5.125	11/15/2022	115,132
90,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.250	12/01/2020	88,237
145,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375	12/01/2027	135,304

59 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

Washington Continued
$10,000	WA HFC (Nickerson Area Properties)[1]	5.250%	01/01/2023	$8,380
25,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	24,897
80,000	White Salmon, WA Water & Sewer[1]	6.000	07/01/2015	80,171

				62,675,172

West Virginia—0.1%
50,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	6.150	05/01/2015	50,089
500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.200	06/01/2025	413,755
1,500,000	Wheeling, WV Tax Increment (Stone Building Renovation)[1]	5.500	06/01/2033	1,178,370
1,720,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2025	1,771,634

				3,413,848

Wisconsin—0.2%
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[1]	7.000	01/01/2026	1,071,263
1,500,000	WI H&EFA (Aurora Health Care)[1]	5.600	02/15/2029	1,499,925
350,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2035	356,825
350,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2039	354,113
5,000	WI H&EFA (Froedert & Community)[1]	5.375	10/01/2030	5,088
280,000	WI H&EFA (Kenosha Hospital & Medical Center)[1]	5.625	05/15/2029	280,098
185,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	185,118
2,140,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	1,879,910

				5,632,340

Total Municipal Bonds and Notes (Cost $3,550,722,301)				3,099,907,387

Corporate Bonds and Notes—0.0%
109,631	Delta Air Lines, Inc., Sr. Unsec. Nts.[1,10] (Cost $108,535)	8.000	12/01/2015	84,667

Shares

Common Stocks—0.0%
918	Delta Air Lines, Inc.[4,10] (Cost $5,407)			10,906
Total Investments, at Value (Cost $3,550,836,243)—117.4%				3,100,002,960
Liabilities in Excess of Other Assets—(17.4)				(458,594,765)

Net Assets—100.0%				$2,641,408,195

60 | OPPENHEIMER AMT-FREE MUNICIPALS

Footnotes to Statement of Investments

*	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3.	Issue is in default. See Note 1 of accompanying Notes.

4.	Non-income producing security.

5.	Zero coupon bond reflects effective yield on the date of purchase.

6.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7.	When-issued security or delayed delivery to be delivered and settled after July 30, 2010. See Note 1 of accompanying Notes.

8.	Restricted security. The aggregate value of restricted securities as of July 30, 2010 was $6,787,760, which represents 0.26% of the Fund’s net assets. See Note 5 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Dates	Cost	Value	Depreciation

IL Finance Authority (Monarch Landing)	6/11/09	$1,574,866	$309,633	$1,265,233
IL Finance Authority (Monarch Landing)	6/11/09	2,487,481	526,377	1,961,104
IL Finance Authority (Sedgebrook)	5/5/09-6/12/09	5,721,033	2,506,000	3,215,033
IL Finance Authority (Sedgebrook)	6/11/09	2,314,101	939,750	1,374,351
IL Finance Authority (Sedgebrook)	6/11/09-6/12/09	5,420,400	2,506,000	2,914,400

		$17,517,881	$6,787,760	$10,730,121

9.	Represents the current interest rate for a variable or increasing rate security.

10.	Received as a result of a corporate action.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 30, 2010 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$38,112,015	$—	$38,112,015
Alaska	—	37,804,989	—	37,804,989
Arizona	—	128,237,133	—	128,237,133
Arkansas	—	2,393,786	—	2,393,786
California	—	634,734,412	—	634,734,412
Colorado	—	69,715,398	—	69,715,398
61 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Assets Table Continued
Connecticut	$—	$6,962,744	$—	$6,962,744
Delaware	—	5,576,126	—	5,576,126
District of Columbia	—	16,672,259	—	16,672,259
Florida	—	420,965,461	—	420,965,461
Georgia	—	51,703,548	—	51,703,548
Hawaii	—	845,168	—	845,168
Idaho	—	7,310,857	—	7,310,857
Illinois	—	238,185,619	—	238,185,619
Indiana	—	27,999,149	—	27,999,149
Iowa	—	52,312,703	—	52,312,703
Kansas	—	3,876,542	—	3,876,542
Kentucky	—	204,219	10	204,229
Louisiana	—	85,255,369	—	85,255,369
Maryland	—	8,284,086	—	8,284,086
Massachusetts	—	6,710,884	—	6,710,884
Michigan	—	77,533,172	—	77,533,172
Minnesota	—	24,716,727	—	24,716,727
Mississippi	—	5,165,342	—	5,165,342
Missouri	—	74,847,033	—	74,847,033
Montana	—	6,754,559	—	6,754,559
Nebraska	—	23,036,670	—	23,036,670
Nevada	—	68,680,860	—	68,680,860
New Hampshire	—	61,727,497	—	61,727,497
New Jersey	—	96,564,195	—	96,564,195
New Mexico	—	13,158,833	—	13,158,833
New York	—	31,594,435	—	31,594,435
North Carolina	—	523,351	—	523,351
North Dakota	—	65,117	—	65,117
Ohio	—	160,341,501	—	160,341,501
Oklahoma	—	9,902,561	—	9,902,561
Oregon	—	210,360	—	210,360
Pennsylvania	—	39,335,763	—	39,335,763
Rhode Island	—	9,814,406	—	9,814,406
South Carolina	—	35,060,531	—	35,060,531
South Dakota	—	10,004	—	10,004
Tennessee	—	32,939,289	—	32,939,289
Texas	—	270,232,836	3,243,000	273,475,836
U.S. Possessions	—	82,640,367	—	82,640,367
Utah	—	1,681,071	—	1,681,071
Vermont	—	872,279	—	872,279
Virginia	—	53,671,791	—	53,671,791
Washington	—	62,675,172	—	62,675,172
West Virginia	—	3,413,848	—	3,413,848
Wisconsin	—	5,632,340	—	5,632,340
Corporate Bonds and Notes	—	84,667	—	84,667
Common Stocks	10,906	—	—	10,906

Total Assets	$10,906	$3,096,749,044	$3,243,010	$3,100,002,960

62 | OPPENHEIMER AMT-FREE MUNICIPALS

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AG	Allegheny General Hospital
AHF	American Housing Foundation
ARC	Assoc. of Retarded Citizens
AS	Ambulatory Services
AUS	Allegheny United Hospital
BCC	Bethesda Company Care, Inc.
BCCC	Botsford Continuing Care Corp.
BCG	Bethesda Care Givers
BGH	Botsford General Hospital
BHA	Bethesda Hospital Assoc.
BHC	Bethesda Home Care
CDA	Communities Devel. Authority
CECS	Carden Elementary Charter School
CEMS	Community Emergency Medical Services
CFGH	Central Florida Group Homes
CHCC	Community Hospitals of Central California
CHHC	Community Health & Home Care
COP	Certificates of Participation
CRH	Columbus Regional Healthcare
DA	Dormitory Authority
DKH	Day Kimball Hospital
DLS	Diagnostic Laboratory Services
DRIVERS	Derivative Inverse Tax Exempt Receipts
E&HBFA	Educational Health Buildings Financing Agency
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EICS	E-Institute Charter School
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
FCHMC	Fresno Community Hospital & Medical Center
FHA	Federal Housing Agency/Authority
FHH	Fresno Heart Hospital
FHS	Freeman Health System
FNH	Freeman Neosho Hospital
FRS	Family Rehabilitation Services (Hancock Manor)
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
LD&M	Locklando Door and Millwork
MCM	Managed Care Management
MCP	Medical College Of Pennsylvania
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Reddings
NH	Northgate Housing
NYC	New York City
NYS	New York State
OHC	Oakwood Hospital Corp.
OLOLMC	Our Lady of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
OPSU	Oklahoma Panhandle State University
OUH	Oakwood United Hospitals
PHS	Pinnacle Health System
PP	Professionals PRN, Inc.
RITES	Residual Interest Tax Exempt Security
ROLS	Residual Option Longs
SHF	Sierra Hospital Foundation
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SSNH	Sunny Slope Nursing Home
TASC	Tobacco Settlement Asset-Backed Bonds
TAT	The Academy of Tuscson
TC	Travis Corp. (People Care)
VC	VinFen Corp.
VCS	VinFen Clinical Services
WCNT	Wessex Corporation of New Tazewell
WPAHS	West Penn Allegheny Health System
WPAON	West Penn Allegheny Oncology Network
WPH	Western Pennsylvania Hospital
YMCA	Young Men’s Christian Assoc.
ZHCC	Zieger Health Care Corp.

See accompanying Notes to Financial Statements.
63 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES July 30, 20101

Assets
Investments, at value (cost $3,550,836,243)—see accompanying statement of investments	$3,100,002,960
Cash	941,266
Receivables and other assets:
Interest	45,743,356
Investments sold (including $7,307,005 sold on a when-issued or delayed delivery basis)	13,262,152
Shares of beneficial interest sold	6,912,283
Other	443,962

Total assets	3,167,305,979

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	452,120,000
Payable on borrowings (See Note 6)	38,300,000
Investments purchased (including $20,435,442 purchased on a when-issued or delayed delivery basis)	27,385,517
Shares of beneficial interest redeemed	4,679,763
Dividends	2,075,256
Distribution and service plan fees	515,003
Trustees’ compensation	285,658
Transfer and shareholder servicing agent fees	107,680
Shareholder communications	81,795
Interest expense on borrowings	15,267
Other	331,845

Total liabilities	525,897,784

Net Assets	$2,641,408,195

Composition of Net Assets
Par value of shares of beneficial interest	$413,483
Additional paid-in capital	3,439,015,315
Accumulated net investment income	1,526,627
Accumulated net realized loss on investments	(348,713,947)
Net unrealized depreciation on investments	(450,833,283)

Net Assets	$2,641,408,195

64 | OPPENHEIMER AMT-FREE MUNICIPALS

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,081,579,667 and 325,501,982 shares of beneficial interest outstanding)	$6.39
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.71
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $41,234,167 and 6,478,365 shares of beneficial interest outstanding)	$6.36
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $518,594,361 and 81,503,051 shares of beneficial interest outstanding)	$6.36

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
65 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS For the Year Ended July 30, 20101

Investment Income
Interest	$203,305,446
Other income	3,470

Total investment income	203,308,916

Expenses
Management fees	9,964,986
Distribution and service plan fees:
Class A	4,720,463
Class B	378,571
Class C	4,635,653
Transfer and shareholder servicing agent fees:
Class A	810,438
Class B	49,206
Class C	285,087
Shareholder communications:
Class A	149,853
Class B	7,188
Class C	43,335
Interest expense and fees on short-term floating rate notes issued (See Note 1)	5,498,188
Borrowing fees	5,410,392
Interest expense on borrowings	217,619
Trustees’ compensation	48,201
Custodian fees and expenses	23,328
Other	261,923

Total expenses	32,504,431
Less waivers and reimbursements of expenses	(41,990)

Net expenses	32,462,441

Net Investment Income	170,846,475

Realized and Unrealized Gain
Net realized gain on investments	137,994
Net change in unrealized appreciation/depreciation on investments	306,249,859

Net Increase in Net Assets Resulting from Operations	$477,234,328

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
66 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2010[1]	2009

Operations
Net investment income	$170,846,475	$129,032,751
Net realized gain (loss)	137,994	(222,514,462)
Net change in unrealized appreciation/depreciation	306,249,859	(346,205,255)

Net increase (decrease) in net assets resulting from operations	477,234,328	(439,686,966)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(140,989,649)	(107,860,111)
Class B	(2,428,029)	(2,060,558)
Class C	(30,007,016)	(20,224,854)

	(173,424,694)	(130,145,523)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	387,853,947	306,983,058
Class B	7,705,230	3,492,388
Class C	154,797,434	82,288,783

	550,356,611	392,764,229

Net Assets
Total increase (decrease)	854,166,245	(177,068,260)
Beginning of period	1,787,241,950	1,964,310,210

End of period (including accumulated net investment income of $1,526,627 and $5,140,568, respectively)	$2,641,408,195	$1,787,241,950

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
67 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF CASH FLOWS For the Year Ended July 30, 20101

Cash Flows from Operating Activities
Net increase in net assets from operations	$477,234,328
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(1,062,320,414)
Proceeds from disposition of investment securities	570,420,306
Short-term investment securities, net	3,277,872
Premium amortization	1,899,125
Discount accretion	(30,895,783)
Net realized gain on investments	(137,994)
Net change in unrealized appreciation/depreciation on investments	(306,249,859)
Change in assets:
Decrease in receivable for securities sold	3,518,067
Decrease in other assets	1,493,786
Increase in interest receivable	(9,419,147)
Change in liabilities:
Increase in payable for securities purchased	6,093,142
Decrease in other liabilities	(12,272)

Net cash used in operating activities	(345,098,843)

Cash Flows from Financing Activities
Proceeds from bank borrowings	796,500,000
Payments on bank borrowings	(917,400,000)
Proceeds from short-term floating rate notes issued	77,640,000
Proceeds from shares sold	1,103,925,800
Payments on shares redeemed	(645,336,942)
Cash distributions paid	(70,180,666)

Net cash provided by financing activities	345,148,192
Net increase in cash	49,349
Cash, beginning balance	891,917

Cash, ending balance	$941,266

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $102,617,283.
Cash paid for interest on bank borrowings—$297,956.
Cash paid for interest on short-term floating rate notes issued—$5,498,188.

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
68 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$5.51	$7.90	$10.04	$10.08	$10.16

Income (loss) from investment operations:
Net investment income[2]	.45	.50	.53	.51	.50
Net realized and unrealized gain (loss)	.89	(2.37)	(2.17)	(.07)	(.03)

Total from investment operations	1.34	(1.87)	(1.64)	.44	.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.46)	(.52)	(.50)	(.48)	(.55)

Net asset value, end of period	$6.39	$5.51	$7.90	$10.04	$10.08

Total Return, at Net Asset Value[3]	24.64%	(23.57)%	(16.68)%	4.37%	4.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,081,580	$1,447,860	$1,605,257	$2,129,928	$1,494,775

Average net assets (in thousands)	$1,953,017	$1,234,468	$1,807,703	$1,838,511	$1,147,353

Ratios to average net assets:[4]
Net investment income	7.12%	8.67%	6.05%	4.93%	4.97%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.71%	0.76%	0.71%	0.71%	0.75%
Interest and fees from borrowings	0.23%	0.92%	0.20%	0.08%	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.65%	0.73%	0.58%	0.62%

Total expenses	1.16%	2.33%	1.64%	1.37%	1.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.16%	2.33%	1.64%	1.37%	1.49%

Portfolio turnover rate	21%	23%	60%	18%	16%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
69 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended July 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$5.48	$7.87	$10.00	$10.04	$10.13

Income (loss) from investment operations:
Net investment income[2]	.39	.45	.46	.42	.42
Net realized and unrealized gain (loss)	.90	(2.38)	(2.17)	(.06)	(.04)

Total from investment operations	1.29	(1.93)	(1.71)	.36	.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.41)	(.46)	(.42)	(.40)	(.47)

Net asset value, end of period	$6.36	$5.48	$7.87	$10.00	$10.04

Total Return, at Net Asset Value[3]	23.72%	(24.35)%	(17.34)%	3.56%	3.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,234	$28,789	$35,642	$54,645	$58,570

Average net assets (in thousands)	$37,974	$26,189	$43,378	$57,919	$50,695

Ratios to average net assets:[4]
Net investment income	6.26%	7.78%	5.21%	4.09%	4.19%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.56%	1.64%	1.54%	1.51%	1.56%
Interest and fees from borrowings	0.23%	0.92%	0.20%	0.08%	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.65%	0.73%	0.58%	0.62%

Total expenses	2.01%	3.21%	2.47%	2.17%	2.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.01%	3.21%	2.47%	2.17%	2.30%

Portfolio turnover rate	21%	23%	60%	18%	16%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
70 | OPPENHEIMER AMT-FREE MUNICIPALS

Class C Year Ended July 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$5.48	$7.87	$10.00	$10.04	$10.13

Income (loss) from investment operations:
Net investment income[2]	.40	.45	.47	.43	.42
Net realized and unrealized gain (loss)	.89	(2.37)	(2.17)	(.07)	(.04)

Total from investment operations	1.29	(1.92)	(1.70)	.36	.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.41)	(.47)	(.43)	(.40)	(.47)

Net asset value, end of period	$6.36	$5.48	$7.87	$10.00	$10.04

Total Return, at Net Asset Value[3]	23.82%	(24.27)%	(17.29)%	3.60%	3.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$518,594	$310,593	$323,411	$416,347	$250,929

Average net assets (in thousands)	$465,652	$252,892	$361,518	$344,756	$159,084

Ratios to average net assets:[4]
Net investment income	6.32%	7.89%	5.30%	4.16%	4.17%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.48%	1.55%	1.48%	1.47%	1.50%
Interest and fees from borrowings	0.23%	0.92%	0.20%	0.08%	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.65%	0.73%	0.58%	0.62%

Total expenses	1.93%	3.12%	2.41%	2.13%	2.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.93%	3.12%	2.41%	2.13%	2.24%

Portfolio turnover rate	21%	23%	60%	18%	16%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
71 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer AMT-Free Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Fiscal Year End. Since July 30, 2010 represents the last day during the Fund’s 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to
72 | OPPENHEIMER AMT-FREE MUNICIPALS

the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture
73 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of July 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$20,435,442
Sold securities	7,307,005
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $452,120,000 as of July 30, 2010, which represents 14.27% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond
74 | OPPENHEIMER AMT-FREE MUNICIPALS

position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At July 30, 2010, municipal bond holdings with a value of $685,379,037 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $452,120,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At July 30, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,000,000	AK HFC ROLs	14.981%	12/1/33	$2,038,640
3,000,000	AL Public School & College Authority ROLs[3]	14.671	5/1/29	5,671,080
4,930,000	Austin, TX Independent School District ROLs[3]	10.831	8/1/33	6,192,672
5,000,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	9.942	12/1/23	4,939,700
5,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group) DRIVERS	15.185	11/15/46	4,889,000
5,000,000	CA Health Facilities Financing Authority ROLs[3]	17.308	7/1/39	5,994,400
3,750,000	Clark County, NV Airport ROLs[3]	17.158	7/1/42	4,789,650
5,000,000	Clark County, NV Water Reclamation District DRIVERS	15.342	7/1/38	6,272,600
3,250,000	CO Hsg. & Finance Authority (Single Family) DRIVERS	15.908	11/1/29	4,074,590
3,480,000	FL COP (Dept. of Management Services) DRIVERS	11.728	8/1/28	4,161,732
4,000,000	Greater Orlando, FL Aviation Authority ROLs[3]	14.701	10/1/32	4,442,080
4,000,000	Houston, TX Airport System ROLs[3]	16.439	7/1/39	5,215,360
75 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$5,000,000	IL Finance Authority (Northwestern Memorial Hospital) DRIVERS	17.941%	8/15/39	$6,943,200
3,750,000	IL Finance Authority ROLs	15.750	5/15/29	3,911,250
3,855,000	IL Health Facilities Authority ROLs	15.264	8/15/33	4,066,794
3,955,000	Jefferson Parish, LA Finance Authority (Single Family Mtg.) ROLs	15.725	12/1/32	4,791,403
3,750,000	Los Angeles, CA Community College District ROLs[3]	14.701	8/1/33	4,168,200
3,000,000	Los Angeles, CA Dept. of Airports ROLs[3]	15.570	5/15/39	3,571,200
5,330,000	Los Angeles, CA Unified School District RITES	12.113	7/1/34	6,150,287
3,650,000	MI Hospital Finance Authority ROLs[3]	17.982	12/1/23	5,358,200
2,970,000	MN HFA ROLs[3]	14.857	7/1/34	3,217,579
11,000,000	NH H&EFA (LRG Healthcare) DRIVERS	8.519	10/1/34	12,079,980
5,250,000	NH H&EFA ROLs[3]	21.593	4/1/38	8,423,940
3,000,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.075	8/15/39	3,612,360
4,920,000	NYC GO DRIVERS	15.764	4/1/36	6,689,035
4,115,000	Omaha, NE Public Facilities Corp. ROLs[3]	14.701	6/1/36	4,978,327
2,500,000	Orange County, FL Health Facilities Authority ROLS[3]	14.851	1/1/39	2,678,400
2,500,000	Orange County, FL School Board ROLs[3]	16.379	8/1/34	3,233,500
3,100,000	Pima County, AZ IDA (Metro Police Facility) DRIVERS	15.408	7/1/39	3,507,340
4,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.596	11/15/29	5,977,440
38,000,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	10.166	12/15/26	45,565,800
4,000,000	University of California (Regents Medical Center) DRIVERS	15.342	5/15/39	5,241,600
2,625,000	University of California (Regents Medical Center) DRIVERS	14.476	5/15/37	2,975,175
3,000,000	University of Illinois (Auxiliary Facilities Systems) DRIVERS	17.075	4/1/38	4,238,280
7,500,000	WA Austin Trust Various States Inverse Certificates	8.198	10/1/33	8,277,300
11,265,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[3]	14.647	10/1/36	14,920,943

				$233,259,037

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 63 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
76 | OPPENHEIMER AMT-FREE MUNICIPALS

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 30, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $258,735,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of July 30, 2010 is as follows:

Cost	$189,187,405
Market Value	$81,044,535
Market Value as a % of Net Assets	3.07%
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
77 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

Net Unrealized
Depreciation Based
on Cost of Securities
Undistributed	Undistributed	Accumulated	and Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4,5]	Tax Purposes

$17,680,988	$—	$330,606,137	$468,941,093

1.	As of July 30, 2010, the Fund had $321,905,825 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 30, 2010, details of the capital loss carryforwards were as follows:

Expiring

2016	$38,527,923
2017	105,610,446
2018	177,767,456

Total	$321,905,825

2.	As of July 30, 2010, the Fund had $8,700,312 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2019.

3.	During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carryforward.

5.	During the fiscal year ended July 30, 2010, $3,258,070 of unused capital loss carryforward expired.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for July 30, 2010. Net assets of the Fund were unaffected by the reclassifications.

Reduction
	Reduction to	to Accumulated
Reduction to	Accumulated Net	Net Realized Loss
Paid-in Capital	Investment Income	on Investments

$3,258,070	$1,035,722	$4,293,792
The tax character of distributions paid during the years ended July 30, 2010 and July 31, 2009 was as follows:

	Year Ended	Year Ended
	July 30, 2010	July 31, 2009

Distributions paid from:
Exempt-interest dividends	$172,949,245	$129,315,183
Ordinary income	475,449	830,340

Total	$173,424,694	$130,145,523

78 | OPPENHEIMER AMT-FREE MUNICIPALS

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,115,754,664[1]

Gross unrealized appreciation	$153,392,605
Gross unrealized depreciation	(622,333,698)

Net unrealized depreciation	$(468,941,093)

1.	The Federal tax cost of securities does not include cost of $453,189,389, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$7,432
Payments Made to Retired Trustees	20,885
Accumulated Liability as of July 30, 2010	170,545
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
79 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 30, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	134,151,304	$844,942,272	129,537,682	$718,953,966
Dividends and/or distributions reinvested	13,373,377	84,819,298	11,654,998	65,533,074
Redeemed	(84,878,059)	(541,907,623)	(81,500,065)	(477,503,982)

Net increase	62,646,622	$387,853,947	59,692,615	$306,983,058

80 | OPPENHEIMER AMT-FREE MUNICIPALS

	Year Ended July 30, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class B
Sold	2,304,630	$14,479,730	2,197,706	$12,306,091
Dividends and/or distributions reinvested	215,122	1,358,243	204,777	1,143,184
Redeemed	(1,290,995)	(8,132,743)	(1,682,286)	(9,956,887)

Net increase	1,228,757	$7,705,230	720,197	$3,492,388

Class C
Sold	37,430,947	$234,602,393	30,732,678	$170,287,872
Dividends and/or distributions reinvested	2,603,032	16,439,742	1,985,831	11,052,236
Redeemed	(15,183,390)	(96,244,701)	(17,172,911)	(99,051,325)

Net increase	24,850,589	$154,797,434	15,545,598	$82,288,783

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$1,062,320,414	$570,420,306
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 30, 2010, the Fund paid $1,116,778 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate
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NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued

of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class B	$2,236,764
Class C	7,422,065
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

July 30, 2010	$974,914	$264,767	$79,079	$145,567
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the year ended July 30, 2010, the Manager reimbursed the Fund $41,990 for legal costs and fees.
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     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Restricted Securities
As of July 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.432% as of July 30, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended July 30, 2010 equal 0.23% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
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NOTES TO FINANCIAL STATEMENTS Continued
6. Borrowings Continued
As of July 30, 2010, the Fund had borrowings outstanding at an interest rate of 0.432%. Details of the borrowings for the year ended July 30, 2010 are as follows:

Average Daily Loan Balance	$71,502,466
Average Daily Interest Rate	0.295%
Fees Paid	$4,088,235
Interest Paid	$297,956
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others.
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They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer AMT-Free Municipals:
We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free Municipals, including the statement of investments, as of July 30, 2010, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free Municipals as of July 30, 2010, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
September 17, 2010
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FEDERAL INCOME TAX INFORMATION Unaudited
In early 2010, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2009. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended July 30, 2010 are eligible for the corporate dividend-received deduction. 99.73% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Age: 67	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2007) Age: 70	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
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TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Matthew P. Fink, Trustee (since 2005) Age: 69	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 1999) Age: 71	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences (since 2000); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2004) Age: 67	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2002) Age: 58	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
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Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Mary Ann Tynan, Trustee (since 2008) Age: 64	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non- profit hospitals) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970- 1976). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2005) Age: 69	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environ- mental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and invest- ment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2005) Age: 62	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Glavin, Keffer and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President and Senior Portfolio Manager (since 2005) Age: 46	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager of the Manager (since January 1999). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
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TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 38	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999—2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2006) Age: 37	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (June 2003- December 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President and Senior Portfolio Manager (since 2009) Age: 34	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Manager (October 2006-June 2009). Research analyst of the Manager (June 2003-September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 34	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (April 2006-December 2007) and a credit analyst of the Manager (June 2003-March 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard A. Stein, Vice President (since 2007) Age: 52	Director of the Rochester Credit Analysis team (since March 2004) and a Vice President of the Manager (since November 1997); headed Rochester’s Credit Analysis team (since May 1993).

William F. Glavin, Jr., President and Principal Executive Officer (since 2009) Age: 51	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005- March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003- March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005- December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006- December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 65 portfolios as a Trustee/Director and 96 portfolios as an Officer in the OppenheimerFunds complex.
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Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Thomas W. Keffer, Vice President and Chief Business Officer (since 2009) Age: 55	Senior Vice President of the Manager (since March 1997); Director of Investment Brand Management (since November 1997); Senior Vice President of OppenheimerFunds Distributor, Inc. (since December 1997). An officer of 96 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 59	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 96 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 50	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008),Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 61	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 96 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
93 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP
©2010 OppenheimerFunds, Inc. All rights reserved.
94 | OPPENHEIMER AMT-FREE MUNICIPALS

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
95 | OPPENHEIMER AMT-FREE MUNICIPALS

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
96 | OPPENHEIMER AMT-FREE MUNICIPALS

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $45,300 in fiscal 2010 and $45,300 in fiscal 2009.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,895 in fiscal 2010 and $2,632 in fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed $285,900 in fiscal 2010 and $271,540 in fiscal 2009 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, agreed upon procedures for the CP conduit and professional services for the capital accumulation plan, FIN 45 and FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $8,526 in fiscal 2010 and $7,224 in fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $297,321 in fiscal 2010 and $281,396 in fiscal 2009 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.

a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer AMT-Free Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 09/13/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 09/13/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 09/13/2010